UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[Background graphic omitted]

[SEI INVESTMENTS Logo Omitted]




                              Semi-Annual Report as of July 31, 2004 (Unaudited)



                                                          SEI Daily Income Trust



                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                     Corporate Daily Income Fund

TABLE OF CONTENTS




Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                  26
------------------------------------------------------------
Statements of Changes in Net Assets                       28
------------------------------------------------------------
Financial Highlights                                      32
------------------------------------------------------------
Notes to Financial Statements                             37
------------------------------------------------------------
Disclosure of Fund Expenses                               42
------------------------------------------------------------




Beginning on the fiscal quarter ended October 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

23.2% Corporate Bonds

22.6% U.S. Government Agency Obligations

21.8% Repurchase Agreements

14.9% Certificates of Deposit/Extendable Commercial Notes

11.4% Commercial Paper

4.5% Insurance Funding Agreements

1.6% Municipal Bonds

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
CORPORATE BONDS -- 23.2%
ASSET BACKED - AUTOMOTIVE (E) -- 1.1%
   Toyota Motor Credit Corporation (B)
        1.520%, 09/30/04                   $ 10,000        $  9,999
                                                           --------
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 1.7%
   Permanent Financing PLC,
     Ser 3, Cl 1A (B)
        1.323%, 09/10/04                     10,000          10,000
   Permanent Financing PLC,
     Ser 4, Cl 1A (B)
        1.313%, 08/10/04                      5,000           5,000
                                                           --------
                                                             15,000
                                                           --------
ASSET BACKED - FINANCIAL SERVICES (E) -- 5.7%
   Beta Finance Incorporated
     MTN (B) (F)
        1.307%, 10/26/04                      5,000           5,000
   Links Finance Incorporated MTN (F)
        2.180%, 07/15/05                     10,000           9,999
   Premier Asset Collateralized Entity LLC
     MTN (B) (F)
        1.340%, 08/15/04                     10,000          10,000
   Sigma Finance Incorporated
     MTN (B) (F)
        1.530%, 10/12/04                      5,000           5,000
        1.333%, 08/10/04                     10,000          10,000
   Sigma Finance Incorporated MTN,
     Ser 1 (B) (F)
        1.320%, 08/04/04                     10,000          10,000
                                                           --------
                                                             49,999
                                                           --------
ASSET BACKED - OTHER (E) -- 5.1%
   GSTR, Ser 2002-2A, Cl A1MB (B) (F)
        1.510%, 08/25/04                        685             685
   Granite Mortgages, Ser 2004-1,
     Cl 1A1 (B)
        1.380%, 08/20/04                      4,996           4,996
   Holmes Financing PLC, Ser 8,
     Cl 1A (B)
        1.330%, 08/15/04                     20,000          20,000


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Residential Mortgage Securities,
     Ser 17A, Cl A1 (B) (F)
        1.137%, 08/13/04                   $ 19,478        $ 19,478
                                                           --------
                                                             45,159
                                                           --------
BANKS -- 2.7%
   Suntrust Bank (B)
        1.380%, 08/04/04                     14,000          14,000
   Wells Fargo Bank N.A. (B)
        1.290%, 09/21/04                     10,000          10,000
                                                           --------
                                                             24,000
                                                           --------
FINANCIAL SERVICES -- 4.0%
   CC USA Incorporated (B) (F)
        1.335%, 08/15/04                     10,000          10,000
   Household Finance Corporation (B)
        1.260%, 08/18/04                     25,000          25,000
                                                           --------
                                                             35,000
                                                           --------
INVESTMENT BANKER/BROKER DEALER -- 2.9%
   Merrill Lynch & Company
     Incorporated (B)
        1.190%, 08/17/04                     20,000          20,000
        1.500%, 08/25/04                      5,000           5,006
                                                           --------
                                                             25,006
                                                           --------
Total Corporate Bonds
   (Cost $204,163) ($ Thousands)                            204,163
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.6%
   FHLB
        1.500%, 12/07/04                     10,000          10,000
        1.400%, 02/25/05 to 04/15/05         15,000          14,998
        1.450%, 03/11/05                     10,000           9,999
        1.380%, 04/15/05                     15,000          15,000
        1.300%, 04/25/05                     10,000          10,000
        1.550%, 05/04/05                      5,000           5,000
   FHLB (B)
        1.249%, 09/08/04                     25,000          24,985
        1.435%, 09/15/04                     25,000          24,997
        1.255%, 10/03/04                     10,000           9,996
   FHLMC (A)
        1.177%, 10/12/04                      8,500           8,480
   FHLMC (B)
        1.300%, 08/01/04                     25,000          24,996
        1.365%, 09/09/04                     15,000          15,000
        1.500%, 10/21/04                     10,000          10,000


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                    1

STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund (Concluded)
July 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   FNMA (A)
        1.197%, 10/20/04                   $  5,000        $  4,987
        1.458%, 03/04/05                      5,000           4,957
   FNMA (B)
        1.252%, 09/10/04                      5,000           5,000
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $198,395) ($ Thousands)                            198,395
                                                           --------

CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 14.8%
   Banque National De Paris (B)
        1.292%, 10/15/04                      8,500           8,499
   Barclays Bank PLC NY (B)
        1.300%, 09/13/04                     20,000          20,000
   Credit Agricole NY (B)
        1.295%, 10/21/04                     10,000           9,999
   Credit Suisse First Boston NY (B)
        1.395%, 08/20/04                     25,000          25,000
        1.550%, 10/05/04                      5,000           4,999
   Emerson Electric Company (A)
        1.331%, 08/05/04                      5,000           4,999
   Goldman Sachs Group Incorporated
        1.200%, 09/13/04                     10,000          10,000
   Leafs LLC (B)
        1.430%, 08/20/04                     10,000          10,000
   MBNA Credit Card Master Trust (A)
        1.536%, 10/14/04                      5,000           4,984
   Mitten Mortgage (A)
        1.341%, 08/04/04                      5,000           4,999
   Swedbank Securities Incorporated (B)
        1.395%, 08/21/04                     10,000           9,999
   Wachovia Bank N.A. (B)
        1.300%, 10/02/04                     15,000          15,000
   Wells Fargo Bank N.A. (B)
        1.290%, 10/30/04                      2,000           2,000
                                                           --------
Total Certificates of Deposit/
   Extendable Commercial Notes
   (Cost $130,478) ($ Thousands)                            130,478
                                                           --------

COMMERCIAL PAPER (A) -- 11.4%
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 5.7%
   Aspen Funding Corporation
        1.483%, 09/27/04                     10,000           9,976
   Edison Asset Securities LLC
        1.516%, 10/15/04                     30,000          29,906
   Newport Funding Corporation
        1.483%, 09/27/04                     10,000           9,977
                                                           --------
                                                             49,859
                                                           --------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
ASSET BACKED - OTHER (E) -- 3.4%
   Fairway Finance Corporation
        1.493%, 09/24/04                   $ 10,000        $  9,977
   Grampian Funding LLC
        1.526%, 10/14/04                     10,000           9,969
   Solitaire Funding LLC
        1.513%, 09/27/04                     10,000           9,976
                                                           --------
                                                             29,922
                                                           --------
FINANCIAL SERVICES -- 2.3%
   General Electric Capital Services
        1.106%, 08/09/04                     15,000          14,996
   Park Avenue Receivables
        1.301%, 08/02/04                      5,000           5,000
                                                           --------
                                                             19,996
                                                           --------
Total Commercial Paper
   (Cost $99,777) ($ Thousands)                              99,777
                                                           --------

INSURANCE FUNDING AGREEMENTS (B)(C) -- 4.5%
   Metropolitan Life Insurance Company
        1.258%, 08/01/04                     30,000          30,000
   Monumental Life Insurance Company
        1.330%, 09/01/04                      9,500           9,500
                                                           --------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                              39,500
                                                           --------

MUNICIPAL BONDS -- 1.6%
   California State, Housing Finance
     Authority, Ser K, RB, FSA (B)
        1.290%, 08/04/04                     10,850          10,850
   California State, Tax & Revenue
     Anticipation Authority,
     Ser C1, RB, FSA
        3.000%, 06/30/05                      3,000           3,012
                                                           --------
Total Municipal Bonds
   (Cost $13,862) ($ Thousands)                              13,862
                                                           --------

REPURCHASE AGREEMENTS (D) -- 21.8%
   Banque National de Paris
     1.350%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $115,012,938
     (collateralized by U.S. Government
     obligations, with total market
     value $117,300,280)                    115,000         115,000


--------------------------------------------------------------------------------
2                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Barclays Bank
     1.370%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $76,461,728
     (collateralized by U.S. Treasury
     obligations, with total market
     value $77,982,885)                    $ 76,453        $ 76,453
                                                           --------
Total Repurchase Agreements
   (Cost $191,453) ($ Thousands)                            191,453
                                                           --------
Total Investments -- 99.9%
   (Cost $877,628) ($ Thousands)                            877,628
                                                           --------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                                (15)
Administration Fees Payable                                     (92)
Shareholder Servicing Fees Payable                             (159)
Trustees' Fees Payable                                           (1)
Other Assets and Liabilities, Net                               970
                                                           --------
Total Other Assets and Liabilities                              703
                                                           --------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                878,328
Undistributed net investment income                               1
Accumulated net realized gain on investments                      2
                                                           --------
Total Net Assets -- 100.0%                                 $878,331
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($494,736,775 / 494,743,168 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($131,207,459 / 131,198,493 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($169,804,454 / 169,815,073 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($82,582,758 / 82,581,072 shares)                          $1.00
                                                           ========



--------------------------------------------------------------------
Description
--------------------------------------------------------------------
(A) The rate reported is the effective rate at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2004, the value of these securities amounted to approximately $39,500,000 representing 4.5% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement
(E) Security is held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                    3

STATEMENT OF NET ASSETS (Unaudited)


Government Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

87.1% U.S. Government Agency Obligations

9.4% Repurchase Agreements

3.5% U.S. Treasury Obligations

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 87.0%
   FFCB
        1.250%, 11/24/04                   $  1,670        $  1,670
   FFCB (B)
        1.300%, 08/18/04                     20,000          19,990
        1.401%, 08/28/04                     30,000          29,994
   FHLB
        1.320%, 08/18/04                      5,000           5,000
        1.350%, 08/25/04 to 04/15/05         10,000          10,000
        3.625%, 10/15/04                     15,000          15,068
        1.460%, 11/17/04                     10,000          10,000
        1.500%, 12/07/04 to 03/01/05         11,000          10,997
        2.125%, 12/15/04                      4,000           4,014
        1.400%, 02/25/05                      5,000           5,000
        1.625%, 04/15/05                      5,000           5,012
        1.380%, 04/15/05                      4,000           4,000
        1.300%, 04/25/05                     10,000          10,000
        1.590%, 08/12/05                      8,000           7,960
   FHLB (A)
        1.270%, 08/06/04 to 08/18/04        250,000         249,892
        1.056%, 08/20/04                     15,000          14,992
        1.091%, 10/01/04                     10,000           9,982
   FHLB (B)
        1.360%, 08/26/04                     15,000          14,996
        1.280%, 09/02/04                      5,000           5,000
        1.344%, 09/12/04                     20,000          19,989
        1.480%, 09/21/04                    100,000         100,007
   FNMA
        1.400%, 02/15/05                      7,000           6,997
        1.270%, 04/25/05                      6,000           5,978
   FNMA (A)
        1.485%, 10/13/04                     25,000          24,925
        1.766%, 01/12/05                     25,000          24,801
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $616,264) ($ Thousands)                            616,264
                                                           --------

U.S. TREASURY OBLIGATIONS -- 3.5%
   U.S. Treasury Notes
        2.250%, 08/02/04                     10,000          10,000
        1.500%, 02/28/05                     15,000          15,017
                                                           --------
Total U.S. Treasury Obligations
   (Cost $25,017) ($ Thousands)                              25,017
                                                           --------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
REPURCHASE AGREEMENT (C) -- 9.4%
   Barclays Bank
     1.370%, dated 07/30/04, to be
     repurchased on 08/02/04,
     repurchase price $66,502,592
     (collateralized by U.S. Government
     obligations, with total market
     value $67,827,498)                    $ 66,495        $ 66,495
                                                           --------
Total Repurchase Agreement
   (Cost $66,495) ($ Thousands)                              66,495
                                                           --------
Total Investments -- 99.9%
   (Cost $707,776) ($ Thousands)                            707,776
                                                           --------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                                (14)
Administration Fees Payable                                     (98)
Shareholder Servicing Fees Payable                             (109)
Trustees' Fees Payable                                           (2)
Other Assets and Liabilities, Net                               629
                                                           --------
Total Other Assets and Liabilities                              406
                                                           --------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                708,215
Distribution in excess of net investment income                  (1)
Accumulated net realized loss on investments                    (32)
                                                           --------
Total Net Assets -- 100.0%                                 $708,182
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($428,846,926 / 428,853,662 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($137,271,466 / 137,281,321 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($111,934,408 / 111,947,738 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($30,129,356 / 30,131,197 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) Tri-Party Repurchase Agreement
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

Government II Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

98.1% U.S. Government Agency Obligations

1.9% U.S. Treasury Obligations

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 98.1%
   FFCB
        1.250%, 11/24/04                   $  2,000        $  2,000
   FFCB (B)
        1.300%, 08/18/04                     30,000          29,985
   FHLB
        1.320%, 08/18/04                      3,000           3,000
        1.430%, 12/01/04                     10,000          10,000
        1.500%, 12/07/04 to 03/01/05         17,000          16,996
        3.875%, 12/15/04                      5,000           5,050
        1.400%, 02/25/05 to 04/15/05         10,000           9,998
        1.450%, 03/11/05                      5,000           4,999
        1.625%, 04/15/05                      5,000           5,012
        1.380%, 04/15/05                      5,000           5,000
        1.350%, 04/15/05                     10,000          10,000
        1.300%, 04/25/05                      5,000           5,000
        1.590%, 08/12/05                     10,000           9,950
   FHLB (A)
        1.300%, 08/02/04                    124,572         124,568
        1.055%, 08/11/04                     13,761          13,757
        1.241%, 08/13/04                     63,390          63,364
        1.271%, 08/18/04                    150,000         149,910
        1.056%, 08/20/04                      5,000           4,997
        1.381%, 08/27/04                     50,000          49,950
        1.115%, 09/10/04                      8,283           8,273
        1.091%, 10/01/04                      8,000           7,985
        1.521%, 10/22/04                     50,000          49,828
   FHLB (B)
        1.360%, 08/26/04                     30,000          29,993
        1.280%, 09/02/04                     10,000          10,000
        1.344%, 09/12/04                     30,000          29,983
        1.480%, 09/21/04                    100,000         100,007
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $759,605) ($ Thousands)                            759,605
                                                           --------

U.S. TREASURY OBLIGATIONS -- 1.9%
   U.S. Treasury Notes
        2.250%, 08/02/04                     10,000          10,000
        1.500%, 02/28/05                      5,000           5,006
                                                           --------
Total U.S. Treasury Obligations
   (Cost $15,006) ($ Thousands)                              15,006
                                                           --------
Total Investments -- 100.0%
   (Cost $774,611) ($ Thousands)                            774,611
                                                           --------


--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                           $    (16)
Administration Fees Payable                                    (105)
Shareholder Servicing Fees Payable                              (67)
Trustees' Fees Payable                                           (1)
Other Assets and Liabilities, Net                               237
                                                           --------
Total Other Assets and Liabilities                               48
                                                           --------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                774,777
Distribution in excess of net investment income                  (1)
Accumulated net realized loss on investments                   (117)
                                                           --------
Total Net Assets -- 100.0%                                 $774,659
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($537,002,114 / 537,125,961 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($197,132,959 / 197,126,616 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($40,524,280 / 40,516,225 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2004. The date shown is the earlier of the reset date or the demand date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                    5

STATEMENT OF NET ASSETS (Unaudited)


Prime Obligation Fund
July 31, 2004
-------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

36.5% U.S. Government Agency Obligations

15.6% Corporate Bonds

15.2% Commercial Paper

12.4% Certificates of Deposit/Extendable Commercial Notes

12.1% Repurchase Agreements

7.6% Insurance Funding Agreements

0.6% Municipal Bonds

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.5%
   FHLB
        1.400%, 02/25/05 to 04/15/05       $ 30,000      $   29,997
        1.450%, 03/11/05                     25,000          24,997
        4.625%, 04/15/05                     17,520          17,916
        1.380%, 04/15/05                     25,000          25,000
        1.300%, 04/25/05                     75,000          75,000
        1.550%, 05/04/05                     20,000          20,000
   FHLB (A)
        1.091%, 10/06/04                     40,000          39,920
   FHLB (B)
        1.498%, 08/03/04                     50,000          49,973
        1.360%, 08/26/04                     60,000          59,985
        1.249%, 09/08/04                    100,000          99,939
        1.435%, 09/15/04                     50,000          49,994
        1.255%, 10/03/04                    125,000         124,949
   FHLMC
        1.170%, 08/20/04                     20,000          20,000
   FHLMC (A)
        1.177%, 10/12/04                     46,000          45,892
        1.334%, 02/08/05                     46,000          45,678
   FHLMC (B)
        1.300%, 08/01/04                     65,000          64,990
        1.108%, 08/01/04                     60,000          59,991
        1.365%, 09/09/04                     50,000          50,000
        1.500%, 10/21/04                     50,000          50,000
   FNMA
        6.500%, 08/15/04                     40,000          40,080
   FNMA (A)
        1.416%, 11/12/04                     40,000          39,840
        1.522%, 04/01/05                     40,000          39,595
        1.996%, 04/29/05                    100,000          98,525
   FNMA (B)
        1.230%, 08/08/04                    100,000          99,934
        1.350%, 08/18/04                     25,000          25,000
        1.230%, 09/06/04                     75,000          74,950
        1.252%, 09/10/04                     15,000          14,999
        1.245%, 09/17/04                     30,000          29,998
        1.470%, 10/03/04                    100,000          99,924
        1.510%, 10/18/04                     20,000          19,996
        1.561%, 10/28/04                     50,000          49,993
                                                         ----------
Total U.S. Government Agency Obligations
   (Cost $1,587,055) ($ Thousands)                        1,587,055
                                                         ----------


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
CORPORATE BONDS -- 15.5%
ASSET BACKED - AUTOMOTIVE (E) -- 0.8%
   Toyota Motor Credit Corporation (B)
        1.520%, 09/30/04                   $ 35,000      $   34,995
                                                         ----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 8.5%
   Beta Finance Incorporated
     MTN (B) (F)
        1.335%, 08/15/04                     10,000          10,000
        1.307%, 10/26/04                     15,000          15,000
   K2 (USA) LLC MTN (B) (F)
        1.323%, 08/10/04                     20,000          20,000
        1.385%, 08/20/04                     25,000          24,999
   Links Finance Incorporated
     MTN (B) (F)
        1.323%, 08/10/04                     10,000          10,000
        1.420%, 08/25/04                     25,000          25,000
   Links Finance Incorporated MTN (F)
        2.180%, 07/15/05                     25,000          24,998
   Premier Asset Collateralized Entity LLC
     MTN (B) (F)
        1.340%, 08/15/04                     25,000          25,000
   Sigma Finance Incorporated
     MTN (B) (F)
        1.333%, 08/10/04                     10,000          10,000
        1.323%, 08/10/04                     20,000          19,999
        1.530%, 10/12/04                     25,000          24,999
   Sigma Finance Incorporated
     MTN, Ser 1 (B) (F)
        1.320%, 08/04/04                     40,000          40,000
   Tango Finance Corporation (B) (F)
        1.375%, 08/21/04                     49,500          49,497
        1.440%, 08/31/04                     40,000          40,000
   White Pine Finance LLC (B) (F)
        1.383%, 08/23/04                     30,000          29,997
                                                         ----------
                                                            369,489
                                                         ----------
ASSET BACKED - OTHER -- 0.0%
   GSTR, Ser 2002-2A, Cl A1MB (B) (F)
        1.510%, 08/25/04                      2,446           2,446
                                                         ----------
BANKS -- 3.4%
   Fifth Third Bank (B)
        1.300%, 10/28/04                     75,000          74,994
   Salomon Smith Barney Holdings (B)
        1.410%, 08/18/04                     13,400          13,408
   Wells Fargo Bank N.A. (B)
        1.290%, 09/21/04                     60,000          60,000
                                                         ----------
                                                            148,402
                                                         ----------


--------------------------------------------------------------------------------
6                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 2.8%
   Merrill Lynch & Company
     Incorporated (B)
        1.310%, 08/01/04                   $ 30,000      $   29,998
        1.190%, 08/17/04                     80,000          80,000
        1.250%, 09/01/04                     10,000          10,000
                                                         ----------
                                                            119,998
                                                         ----------
Total Corporate Bonds
   (Cost $675,330) ($ Thousands)                            675,330
                                                         ----------

COMMERCIAL PAPER (A) -- 15.2%
ASSET BACKED - AUTOMOTIVE (E) -- 0.9%
   FCAR Owner Trust, Ser I
        1.796%, 01/12/05                     40,000          39,676
                                                         ----------

ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 8.6%
   Blue Ridge Asset
        1.352%, 08/20/04                     50,000          49,964
   Charta LLC
        1.526%, 10/19/04                     15,000          14,950
   Delaware Funding
        1.372%, 08/23/04                     50,000          49,958
        1.566%, 10/20/04                      8,000           7,972
   Edison Asset Securities LLC
        1.086%, 08/16/04                     45,000          44,980
        1.516%, 10/15/04                     86,000          85,729
   Falcon Asset Securities
        1.341%, 08/18/04                     20,000          19,987
        1.806%, 01/10/05                     39,765          39,445
   Moat Funding LLC
        1.086%, 08/12/04                     50,000          49,984
   Variable Funding Capital
        1.423%, 09/16/04                     10,000           9,982
                                                         ----------
                                                            372,951
                                                         ----------

ASSET BACKED - OTHER (E) -- 2.4%
   Fairway Finance
        1.342%, 08/23/04                     43,077          43,042
        1.516%, 10/13/04                     60,245          60,060
                                                         ----------
                                                            103,102
                                                         ----------

FINANCIAL SERVICES -- 3.3%
   Atlantis One Funding
        1.086%, 08/12/04                     20,000          19,993
   General Electric Capital Corporation
        1.526%, 10/12/04                     25,000          24,924
   General Electric Capital Services
        1.110%, 08/09/04                     25,000          24,994
   Jupiter Securities Corporation
        1.341%, 08/16/04                     15,000          14,992


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Park Avenue Receivables
        1.301%, 08/02/04                   $ 30,000      $   29,999
        1.372%, 08/23/04                     30,000          29,975
                                                         ----------
                                                            144,877
                                                         ----------
Total Commercial Paper
   (Cost $660,606) ($ Thousands)                            660,606
                                                         ----------

CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 12.4%
   Dakota (A)
        1.362%, 08/24/04                     50,000          49,956
   Discover Card Master Trust (A)
        1.372%, 08/19/04                     50,000          49,966
   Emerald (A)
        1.556%, 10/14/04                     35,850          35,736
   Emerson Electric Company (A)
        1.332%, 08/05/04                     50,000          49,993
   Goldman Sachs Group Incorporated
        1.200%, 09/13/04                     60,000          60,000
   Goldman Sachs Group
     Incorporated (B)
        1.390%, 08/18/04                     45,000          45,000
        1.590%, 10/19/04                     10,000          10,000
   Leafs LLC (B)
        1.430%, 08/20/04                     60,000          60,000
   MBNA Credit Card Master Trust (A)
        1.536%, 10/14/04                     22,000          21,931
   Mitten Mortgage (A)
        1.342%, 08/04/04                     50,000          49,994
   New Castle (A)
        1.464%, 09/20/04                     15,000          14,970
   Wachovia Bank N.A. (B)
        1.300%, 10/02/04                     50,000          50,000
   Wells Fargo Bank N.A. (B)
        1.290%, 10/30/04                     40,000          39,998
                                                         ----------
Total Certificates of Deposit/
   Extendable Commercial Notes
   (Cost $537,544) ($ Thousands)                            537,544
                                                         ----------

INSURANCE FUNDING AGREEMENTS (B)(C) -- 7.6%
   Metropolitan Life Insurance Company
        1.258%, 08/01/04                    160,000         160,000
   Monumental Life Insurance Company
        1.330%, 09/01/04                    101,500         101,500
   Travelers Insurance Corporation
        1.395%, 08/31/04                     68,000          68,000
                                                         ----------
Total Insurance Funding Agreements
   (Cost $329,500) ($ Thousands)                            329,500
                                                         ----------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                    7

STATEMENT OF NET ASSETS (Unaudited)


Prime Obligation Fund (Concluded)
July 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
MUNICIPAL BONDS -- 0.6%
   California State, Housing Finance
     Authority, Ser K, RB, FSA (B)
        1.290%, 08/04/04                   $ 11,850      $   11,850
   California State, Tax & Revenue
     Anticipation Authority,
     Ser C1, RB, FSA
        3.000%, 06/30/05                     15,000          15,060
                                                         ----------
Total Municipal Bonds
   (Cost $26,910) ($ Thousands)                              26,910
                                                         ----------

REPURCHASE AGREEMENT (D) -- 12.1%
   Barclays Bank
     1.370%, dated 07/30/04, to be
     repurchased on 08/02/04,
     repurchase price $524,286,849
     (collateralized by U.S. Government
     obligations, with total market
     value $534,712,496)                    524,227         524,227
                                                         ----------
Total Repurchase Agreement
   (Cost $524,227) ($ Thousands)                            524,227
                                                         ----------
Total Investments -- 99.9%
   (Cost $4,341,172) ($ Thousands)                        4,341,172
                                                         ----------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                                (93)
Administration Fees Payable                                    (634)
Shareholder Servicing Fees Payable                             (527)
Trustees' Fees Payable                                           (4)
Other Assets and Liabilities, Net                             3,443
                                                         ----------
Total Other Assets and Liabilities                            2,185
                                                         ----------



--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)             $4,343,439
Accumulated net realized loss on investments                    (82)
                                                         ----------
Total Net Assets -- 100.0%                               $4,343,357
                                                         ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,837,329,257 / 2,837,497,511 shares)                    $1.00
                                                         ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($648,650,622 / 648,629,701 shares)                        $1.00
                                                         ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($783,047,591 / 782,987,697 shares)                        $1.00
                                                         ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($37,398,526 / 37,399,714 shares)                          $1.00
                                                         ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($36,931,031 / 36,926,572 shares)                          $1.00
                                                         ==========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2004, the value of these securities amounted to approximately $329,500,000 representing 7.6% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement
(E) Security is held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

Treasury Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

66.7% Repurchase Agreements

33.3% U.S. Treasury Obligations

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 33.3%
   U.S. Treasury Bills (A)
        1.106%, 08/05/04                   $ 10,000        $  9,999
        1.095%, 09/23/04                     20,000          19,968
        1.240%, 09/30/04                     15,000          14,969
        1.284%, 10/07/04                     10,000           9,976
        1.307%, 10/14/04                     10,000           9,973
   U.S. Treasury Notes
        2.250%, 08/02/04                     57,000          57,000
        2.125%, 10/31/04                     18,000          18,040
        5.875%, 11/15/04                      5,000           5,065
        1.750%, 12/31/04                     10,000          10,016
        7.500%, 02/15/05                      5,000           5,168
        1.500%, 02/28/05                      8,500           8,510
        1.625%, 03/31/05 to 04/30/05         37,500          37,557
        1.250%, 05/31/05                      5,000           4,984
                                                           --------
Total U.S. Treasury Obligations
   (Cost $211,225) ($ Thousands)                            211,225
                                                           --------

REPURCHASE AGREEMENTS (B) -- 66.6%
   ABN Amro
     1.310%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,784
     (collateralized by U.S. Government
     obligations, with total market
     value $26,010,000)                      25,500          25,500
   Banque National de Paris
     1.310%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,784
     (collateralized by U.S. Government
     obligations, with total market
     value $26,010,974)                      25,500          25,500
   Barclays Bank
     1.310%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,784
     (collateralized by U.S. Treasury
     obligations, with total market
     value $26,010,749)                      25,500          25,500


--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Bear Stearns Incorporated &
     Companies
     1.310%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,784
     (collateralized by U.S. Treasury
     obligations, with total market
     value $26,012,235)                    $ 25,500        $ 25,500
   Deutsche Bank
     1.200%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $10,001,000
     (collateralized by U.S. Treasury
     Notes, with total market
     value $10,200,274)(C)                   10,000          10,000
   Dresdner Bank
     1.280%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $81,925,738
     (collateralized by U.S. Treasury
     Notes, with total market
     value $83,555,377)                      81,917          81,917
   Goldman Sachs Group Incorporated
     1.310%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,784
     (collateralized by U.S. Treasury
     Notes, with total market
     value $26,010,666)                      25,500          25,500
   JP Morgan Chase & Company
     1.300%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,763
     (collateralized by U.S. Treasury
     obligations, with total market
     value $26,012,235)                      25,500          25,500
   Merrill Lynch & Company Incorporated
     1.250%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $126,513,177
     (collateralized by U.S. Treasury
     obligations, with total market
     value $129,033,549)                    126,500         126,500
   Morgan Stanley
     1.310%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,784
     (collateralized by U.S. Treasury
     Notes, with total market
     value $26,011,202)                      25,500          25,500



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                    9

STATEMENT OF NET ASSETS (Unaudited)


Treasury Fund (Concluded)
July 31, 2004
--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Salomon Smith Barney Incorporated
     1.280%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $25,502,720
     (collateralized by U.S. Treasury
     Notes, with total market
     value $26,020,607)                    $ 25,500        $ 25,500
                                                           --------
Total Repurchase Agreements
   (Cost $422,417) ($ Thousands)                            422,417
                                                           --------
Total Investments -- 99.9%
   (Cost $633,642) ($ Thousands)                            633,642
                                                           --------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                                (13)
Administration Fees Payable                                     (87)
Shareholder Servicing Fees Payable                             (158)
Trustees' Fees Payable                                           (2)
Other Assets and Liabilities, Net                               881
                                                           --------
Total Other Assets and Liabilities                              621
                                                           --------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                634,340
Distribution in excess of net investment income                  (2)
Accumulated net realized loss on investments                    (75)
                                                           --------
Total Net Assets -- 100.0%                                 $634,263
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($232,479,732 / 232,511,590 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($203,635,654 / 203,669,613 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($87,396,285 / 87,404,441 shares)                          $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($110,751,756 / 110,753,991 shares)                        $1.00
                                                           ========


--------------------------------------------------------------------
Description
--------------------------------------------------------------------
(A) The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2004, the value of these securities amounted to approximately $10,000,000 representing 1.6% of the net assets of the Fund.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
10                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

Treasury II Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

100.0% U.S. Treasury Obligations

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   U.S. Treasury Bills (A)
        1.100%, 08/05/04                   $ 83,126        $ 83,116
        1.043%, 08/12/04                    302,294         302,191
        1.096%, 10/07/04                     25,000          24,949
   U.S. Treasury Notes
        2.250%, 08/02/04                     24,000          24,000
        2.125%, 08/31/04 to 10/31/04         40,529          40,614
        5.875%, 11/15/04                      5,000           5,065
        2.000%, 11/30/04                      5,000           5,011
        1.750%, 12/31/04                      5,000           5,009
        1.500%, 02/28/05                      2,000           2,002
        1.625%, 03/31/05                      4,000           4,006
                                                           --------
Total U.S. Treasury Obligations
   (Cost $495,963) ($ Thousands)                            495,963
                                                           --------
Total Investments -- 100.0%
   (Cost $495,963) ($ Thousands)                            495,963
                                                           --------

OTHER ASSETS AND LIABILITIES -- 0.0%
Administration Fees Payable                                     (90)
Shareholder Servicing Fees Payable                              (65)
Investment Advisory Fees Payable                                (10)
Trustees' Fees Payable                                           (4)
Other Assets and Liabilities, Net                               355
                                                           --------
Total Other Assets and Liabilities                              186
                                                           --------



--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)               $496,352
Undistributed net investment income                               9
Accumulated net realized loss on investments                   (212)
                                                           --------
Total Net Assets -- 100.0%                                 $496,149
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($299,379,805 / 299,582,317 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($116,277,434 / 116,257,885 shares)                        $1.00
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($80,491,959 / 80,511,077 shares)                          $1.00
                                                           ========

(A) The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   11

STATEMENT OF NET ASSETS (Unaudited)


Short-Duration Government Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

38.9% U.S. Govt. Mortgage-Backed Obligations

30.7% U.S. Government Agency Obligations

28.7% U.S. Treasury Obligations

1.7% Repurchase Agreements

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 38.5%
   FHLMC
        6.580%, 02/01/06                   $    449        $    465
        6.500%, 10/01/07                          3               3
        5.500%, 03/01/16 to 04/01/18         10,126          10,421
   FHLMC (A)
        3.460%, 08/01/04                      9,353           9,698
        3.383%, 08/01/04                        709             725
        3.361%, 08/01/04                        501             513
        3.328%, 08/01/04                        421             433
        3.283%, 08/01/04                        213             219
        3.033%, 08/01/04                        556             567
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                        267             266
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                      1,629           1,655
   FHLMC REMIC, Ser 2122, Cl FD (A)
        1.730%, 08/15/04                      1,810           1,817
   FHLMC REMIC, Ser 2396, Cl PX
        6.000%, 06/15/27                          9               9
   FHLMC REMIC, Ser 2481, Cl BC
        5.250%, 08/15/30                        508             513
   FHLMC REMIC, Ser 2498, Cl DW
        4.800%, 02/15/29                        438             441
   FHLMC REMIC, Ser 2617, Cl UN
        4.500%, 08/15/12                      4,339           4,418
   FHLMC REMIC, Ser 2684, Cl GN
        3.250%, 05/15/23                      2,500           2,493
   FHLMC REMIC, Ser 2684, Cl PA
        5.000%, 02/15/10                      1,731           1,745
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                      3,800           3,823
   FHLMC REMIC, Ser 2691, Cl OK
        3.500%, 05/15/17                      1,950           1,964
   FHLMC REMIC, Ser 2693, Cl QM
        3.500%, 03/15/14                      1,181           1,188
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                      3,441           3,490
   FHLMC REMIC, Ser 2750, Cl NA
        3.500%, 03/15/15                      3,800           3,826
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 10/15/11                      4,000           4,032


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   FHLMC REMIC, Ser 2760, Cl LJ
        4.000%, 01/15/33                   $  2,000        $  2,024
   FHLMC REMIC, Ser 2760, Cl PH
        3.500%, 10/15/21                      3,000           3,008
   FHLMC REMIC, Ser 2760, Cl PK
        4.500%, 10/15/21                      3,750           3,822
   FNMA
        6.270%, 11/01/07                        890             948
        5.500%, 11/01/16 to 01/01/19          1,369           1,408
   FNMA (A)
        2.850%, 08/01/04                      1,296           1,323
   FNMA REMIC, Ser 1993-32, Cl H
        6.000%, 03/25/23                        291             298
   FNMA REMIC, Ser 1995-13, Cl C
        6.500%, 10/25/08                        425             441
   FNMA REMIC, Ser 2001-53, Cl CA
        5.750%, 06/25/31                      1,020           1,036
   FNMA REMIC, Ser 2001-8, Cl FJ (A)
        1.610%, 08/18/04                      4,016           4,020
   FNMA REMIC, Ser 2002-20, Cl BH
        6.000%, 12/25/29                        236             237
   FNMA REMIC, Ser 2002-3, Cl PG
        5.500%, 02/25/17                      2,000           2,044
   FNMA REMIC, Ser 2002-34, Cl FE (A)
        1.810%, 08/18/04                        926             931
   FNMA REMIC, Ser 2002-53, Cl FK (A)
        1.850%, 08/25/04                      1,460           1,463
   FNMA REMIC, Ser 2002-63, Cl QF (A)
        1.750%, 08/25/04                      2,295           2,305
   FNMA REMIC, Ser 2002-71, Cl UA
        4.000%, 07/25/10                        259             259
   FNMA REMIC, Ser 2003-57, Cl KL
        3.500%, 03/25/09                      2,192           2,207
   FNMA REMIC, Ser 2004-55, Cl AC
        4.500%, 10/25/29                      1,980           1,976
   FNMA REMIC, Ser G92-61, Cl FA (A)
        2.118%, 08/25/04                        627             634
   FNMA REMIC, Ser G93-5, Cl Z
        6.500%, 02/25/23                        117             122
   GNMA
        7.500%, 01/15/11 to 02/15/26          1,019           1,099
        6.500%, 05/15/16 to 09/15/17          8,448           8,969
        6.000%, 04/15/09 to 11/15/17          4,913           5,164
   GNMA REMIC, Ser 2001-53, Cl F (A)
        1.770%, 08/20/04                      1,142           1,143
   GNMA REMIC, Ser 2002-24, Cl FA (A)
        1.890%, 08/16/04                      1,270           1,277
   GNMA REMIC, Ser 2002-57, Cl AD
        5.000%, 01/20/30                        479             483
   GNMA REMIC, Ser 2002-57, Cl AH
        5.000%, 04/20/29                        332             332


--------------------------------------------------------------------------------
12                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   GNMA REMIC, Ser 2002-60, Cl AC
        5.000%, 03/20/27                   $    168        $    168
   GNMA REMIC, Ser 2003-4, Cl YC
        4.500%, 12/16/32                         65              65
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $104,163) ($ Thousands)                            103,930
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.5%
   FHLB
        4.875%, 11/15/06                      6,225           6,451
        2.125%, 05/15/06                      5,500           5,432
   FHLMC
        5.250%, 01/15/06                     10,500          10,894
   FNMA
        7.125%, 02/15/05                     20,000          20,536
        6.000%, 12/15/05                      9,000           9,418
        2.500%, 06/15/06                      5,000           4,971
        1.250%, 08/19/04                      7,000           6,995
        1.020%, 08/25/04                      7,000           6,994
   Private Export Funding
        5.340%, 03/15/06                     10,000          10,410
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $82,230) ($ Thousands)                              82,101
                                                           --------

U.S. TREASURY OBLIGATIONS -- 28.5%
   U.S. Treasury Notes
        5.875%, 11/15/04                     11,500          11,641
        3.375%, 01/15/07                      2,983           3,197
        3.000%, 11/15/07                     33,000          32,808
        2.000%, 05/15/06                      6,700           6,635
        1.875%, 09/30/04                      6,500           6,505
        1.500%, 02/28/05                     16,000          15,978
                                                           --------
Total U.S. Treasury Obligations
   (Cost $77,084) ($ Thousands)                              76,764
                                                           --------

REPURCHASE AGREEMENT (B) -- 1.6%
   Deutsche Bank
     1.350%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $4,400,495
     (collateralized by U.S. Government
     obligations: with total market
     value $4,488,001)                        4,400           4,400
                                                           --------
Total Repurchase Agreement
   (Cost $4,400) ($ Thousands)                                4,400
                                                           --------
Total Investments -- 99.1%
   (Cost $267,877) ($ Thousands)                            267,195
                                                           --------


--------------------------------------------------------------------
                                                        Market Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%
Investment Advisory Fees Payable                           $    (18)
Administration Fees Payable                                     (74)
Other Assets and Liabilities, Net                             2,447
                                                           --------
Total Other Assets and Liabilities                            2,355
                                                           --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)                272,305
Undistributed net investment income                              10
Accumulated net realized loss on investments                 (2,083)
Net unrealized depreciation on investments                     (682)
                                                           --------
Total Net Assets -- 100.0%                                 $269,550
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($269,550,347 / 26,299,297 shares)                        $10.25
                                                           ========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2004. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   13

STATEMENT OF NET ASSETS (Unaudited)


Intermediate-Duration Government Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

41.6% U.S. Treasury Obligations

30.4% U.S. Government Agency Obligations

28.0% U.S. Govt. Mortgage-Backed Obligations

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.2%
   U.S. Treasury Bonds
       12.000%, 08/15/13                   $  7,500        $  9,894
       10.375%, 11/15/12                      9,300          11,344
   U.S. Treasury Notes
        5.000%, 02/15/11                      1,000           1,055
        4.250%, 08/15/13                      2,000           1,973
        3.500%, 11/15/06                     13,000          13,191
        3.375%, 01/15/07                        937           1,004
        3.000%, 11/15/07                      8,500           8,451
                                                           --------
Total U.S. Treasury Obligations
   (Cost $47,225) ($ Thousands)                              46,912
                                                           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.1%
   FHLB
        5.250%, 06/18/14                      3,500           3,562
        2.125%, 05/15/06                      5,000           4,938
   FHLMC
        5.250%, 01/15/06                      1,000           1,038
        4.875%, 03/15/07 to 11/15/13         11,500          11,785
        3.625%, 09/15/08                     12,000          11,882
   Private Export Funding
        6.620%, 10/01/05                        500             524
        5.530%, 04/30/06                        500             523
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $34,441) ($ Thousands)                              34,252
                                                           --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 27.7%
   FHLMC
        8.250%, 12/01/07 to 12/01/09             99             104
        6.500%, 09/01/10                        214             227
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                         19              19
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                      1,341           1,388
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                         59              59
   FHLMC REMIC, Ser 2760, Cl PH
        3.500%, 10/15/21                      1,300           1,303
   FNMA
        9.500%, 05/01/18                         98             110
        8.000%, 05/01/08 to 06/01/08             84              88
        7.500%, 03/01/07                         25              26


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
        7.040%, 03/01/07                   $    216        $    231
        6.999%, 06/01/07                         13              14
        6.950%, 10/01/06                      1,579           1,667
        6.942%, 08/01/07                        623             669
        6.837%, 10/01/07                         45              47
        6.620%, 01/01/08                        198             214
        6.500%, 09/01/28 to 03/01/33          2,765           2,890
        6.460%, 06/01/09                        566             614
        6.265%, 06/01/08                        231             248
        6.230%, 07/01/08                        250             268
        6.083%, 12/01/11                      4,872           5,250
        6.000%, 03/01/14 to 09/01/18          3,551           3,713
        5.915%, 02/01/12                      3,898           4,159
        5.609%, 12/01/11                      1,939           2,036
        5.500%, 01/01/17 to 12/01/17          1,012           1,043
        4.500%, 10/01/18 to 12/01/18          4,704           4,635
   GNMA
        8.750%, 05/20/17 to 11/20/17            107             117
        8.500%, 05/20/16 to 02/20/18            221             243
        8.250%, 04/15/06 to 07/15/08            106             111
        6.000%, 04/15/09                         69              73
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $31,972) ($ Thousands)                              31,566
                                                           --------
Total Investments -- 99.0%
   (Cost $113,638) ($ Thousands)                            112,730
                                                           --------

OTHER ASSETS AND LIABILITIES -- 1.0%
Investment Advisory Fees Payable                                (10)
Administration Fees Payable                                     (34)
Shareholder Servicing Fees Payable                               (1)
Other Assets & Liabilities, Net                               1,192
                                                           --------
Total Other Assets and Liabilities                            1,147
                                                           --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)                114,822
Undistributed net investment income                               3
Accumulated net realized loss on investments                    (40)
Net unrealized depreciation on investments                     (908)
                                                           --------
Total Net Assets -- 100.0%                                 $113,877
                                                           ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($113,877,467 / 10,888,184 shares)                        $10.46
                                                           ========

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

GNMA Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

92.7% U.S. Govt. Mortgage-Backed Obligations

5.7% U.S. Treasury Obligations

1.3% Repurchase Agreements

0.3% U.S. Government Agency Obligations

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 94.0%
   FNMA
        5.930%, 12/01/08                    $   655        $    699
        5.890%, 10/01/11                      1,360           1,455
        5.780%, 11/01/11                      1,234           1,313
        5.735%, 01/01/09                      1,391           1,475
        5.420%, 11/01/08                      1,254           1,315
        4.667%, 04/01/13                      8,014           7,949
   FNMA REMIC, Ser 1992-105, Cl B
        7.000%, 06/25/22                        331             352
   FNMA REMIC, Ser 2002-42, Cl C
        6.000%, 07/25/17                      1,500           1,569
   GNMA
       12.500%, 12/15/10 to 07/15/15              2               3
       12.000%, 04/15/14                         --               1
       11.500%, 02/15/13                          5               5
       10.000%, 09/15/15 to 07/15/20             65              70
        9.500%, 06/15/09 to 11/15/20            827             910
        9.000%, 12/15/17 to 05/15/22            535             601
        8.500%, 08/15/08 to 06/15/17            193             214
        8.000%, 04/15/17 to 03/15/32          3,215           3,521
        7.750%, 10/15/26                         86              94
        7.500%, 04/15/17 to 04/15/32         12,492          13,475
        7.250%, 01/15/28                        560             599
        7.000%, 04/15/19 to 08/15/29         23,449          24,975
        6.750%, 11/15/27                        221             234
        6.500%, 11/15/07 to 02/15/33         35,692          37,653
        6.000%, 11/15/08 to 06/15/34         36,771          38,359
        5.500%, 04/15/33 to 11/15/33          8,192           8,260
        5.000%, 05/15/18 to 05/15/34         22,645          22,310
   GNMA TBA
        6.000%, 08/01/33                      2,014           2,070
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $166,798) ($ Thousands)                            169,481
                                                           --------

U.S. TREASURY OBLIGATION -- 5.8%
   U.S. Treasury Bond
        6.125%, 08/15/29                      9,400          10,483
                                                           --------
Total U.S. Treasury Obligation
   (Cost $10,166) ($ Thousands)                              10,483
                                                           --------


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.3%
   FNMA
        4.625%, 10/15/13                     $  500        $    488
                                                           --------
Total U.S. Government Agency Obligation
   (Cost $498) ($ Thousands)                                    488
                                                           --------

REPURCHASE AGREEMENT (A) -- 1.3%
   BNP Paribas
     1.360%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $2,400,272
     (collateralized by U.S. Government
     obligations; with total market
     value $2,448,408)                        2,400           2,400
                                                           --------
Total Repurchase Agreement
   (Cost $2,400) ($ Thousands)                                2,400
                                                           --------
Total Investments -- 101.4%
   (Cost $179,862) ($ Thousands)                            182,852
                                                           --------

OTHER ASSETS AND LIABILITIES -- (1.4)%
Investment Advisory Fees Payable                                (15)
Administration Fees Payable                                     (50)
Shareholder Servicing Fees Payable                              (21)
Other Assets and Liabilities, Net                            (2,424)
                                                           --------
Total Other Assets and Liabilities                           (2,510)
                                                           --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)                188,236
Accumulated net realized loss on investments                (10,884)
Net unrealized appreciation on investments                    2,990
                                                           --------
Total Net Assets -- 100.0%                                 $180,342
                                                           ========
Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($180,342,112 / 18,633,180 shares)                         $9.68
                                                           ========

Amounts designated as "--" are $0 or have been rounded to $0.
(A) Tri-Party Repurchase Agreement
Cl -- Class
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   15

STATEMENT OF NET ASSETS (Unaudited)


Corporate Daily Income Fund
July 31, 2004
--------------------------------------------------------------------

[Bar Graphic Omitted]
Plot points are as follows:

SECTOR WEIGHTINGS*:

50.9% Asset-Backed Securities

25.0% Corporate Bonds

14.0% U.S. Govt. Mortgage-Backed Obligations

8.2% U.S. Government Agency Obligations

1.8% Commercial Paper

0.1% Repurchase Agreements

*Percentages based on total investments.

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 48.5%
AUTOMOTIVE -- 26.2%
   Aesop Funding II LLC,
     Ser 1998-1, Cl A (C)
        6.140%, 05/20/06                     $1,750        $  1,792
   Aesop Funding II LLC,
     Ser 2002-1A, Cl A1 (C)
        3.850%, 10/20/06                      1,000           1,014
   Aesop Funding II LLC,
     Ser 2003-4A, Cl A1 (B) (C)
        1.650%, 08/20/04                      1,685           1,685
   Aesop Funding II LLC,
     Ser 2003-5A, Cl A1 (C)
        2.780%, 12/20/07                      1,000             988
   Americredit Automobile Receivables
     Trust, Ser 2004-BM, Cl A2
        1.450%, 09/06/07                      1,025           1,018
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A5
        6.990%, 07/15/08                      1,438           1,464
   BMW Owner Trust, Ser 2003-A, Cl A2
        1.450%, 11/25/05                        192             192
   BMW Vehicle Owner Trust,
     Ser 2003-A, Cl A3
        1.940%, 02/25/07                      1,100           1,098
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A2
        1.290%, 08/21/06                      1,071           1,068
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A3
        1.820%, 09/20/07                        975             965
   Capital Auto Receivables Asset Trust,
     Ser 2002-4, Cl A4
        2.640%, 03/17/08                      1,495           1,493
   Capital Auto Receivables Asset Trust,
     Ser 2003-1, Cl A1B (B)
        1.430%, 08/15/04                        275             275
   Capital Auto Receivables Asset Trust,
     Ser 2003-2, Cl A2A
        1.200%, 05/16/05                        115             115
   Capital Auto Receivables Asset Trust,
     Ser 2003-3, Cl A1A
        1.770%, 01/16/06                        980             980
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A2
        1.400%, 05/15/06                        935             931

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Capital One Auto Finance Trust,
     Ser 2001, Cl A4
        5.400%, 05/15/08                     $  915        $    934
   Capital One Auto Finance Trust,
     Ser 2003-2, Cl A2
        1.430%, 03/15/06                      1,254           1,254
   Capital One Auto Finance Trust,
     Ser 2003-A, Cl A2
        1.400%, 03/15/06                        462             462
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A2
        1.640%, 05/15/06                      1,296           1,294
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A3 (B)
        1.490%, 08/15/04                        565             566
   Capital One Prime Auto Receivable Trust,
     Ser 2003-1, Cl A3
        1.970%, 04/15/07                      1,515           1,513
   Capital One Prime Auto Receivable Trust,
     Ser 2004-1, Cl A2
        1.470%, 06/15/06                        555             553
   Capital One Prime Auto Receivable Trust,
     Ser 2004-1, Cl A4
        1.450%, 08/17/09                      1,250           1,251
   Capital One Prime Auto Receivable Trust,
     Ser 2004-2, Cl A2
        2.430%, 02/15/07                      1,240           1,239
   Carmax Auto Owner Trust,
     Ser 2002-1, Cl A3
        3.590%, 06/15/06                        415             417
   Carmax Auto Owner Trust,
     Ser 2002-2, Cl A3
        2.670%, 08/15/06                        821             824
   Carmax Auto Owner Trust,
     Ser 2003-1, Cl A2
        1.230%, 10/15/05                        413             412
   Carmax Auto Owner Trust,
     Ser 2003-1, Cl A3
        1.610%, 02/15/07                      1,000             994
   Carmax Auto Owner Trust,
     Ser 2003-2, Cl A2
        1.680%, 08/15/06                      2,058           2,055
   Carmax Auto Owner Trust,
     Ser 2004-1, Cl A2
        1.870%, 12/15/06                      1,045           1,042
   Chase Manhattan Auto Owner Trust,
     Ser 2002-B, Cl A3
        3.580%, 05/15/06                        404             405
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A2
        1.260%, 01/16/06                        405             405
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A3
        1.520%, 05/15/07                        700             695
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A2
        1.600%, 09/15/06                      1,000             998
--------------------------------------------------------------------------------
16                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A3
        2.260%, 11/15/07                     $  945        $    939
   Chesapeake Funding Trust,
     Ser 2004-1A, Cl A2 (B) (C)
        1.570%, 09/07/04                        400             400
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A
        1.440%, 05/15/07                      1,000           1,001
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A3
        3.850%, 04/06/06                        781             785
   DaimlerChrysler Auto Trust,
     Ser 2002-B, Cl A3
        2.930%, 06/06/06                        919             922
   DaimlerChrysler Auto Trust,
     Ser 2003-B, Cl A2
        1.610%, 07/10/06                      1,220           1,218
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A2
        2.480%, 02/08/07                        910             910
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A3A
        2.680%, 02/15/06                        813             815
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A2B (B)
        1.430%, 08/15/04                        138             138
   Ford Credit Auto Owner Trust,
     Ser 2004-A, Cl A2
        2.130%, 10/15/06                      1,480           1,478
   Harley-Davidson Motorcycle Trust,
     Ser 2003-2, Cl A1
        1.340%, 01/15/08                        214             213
   Harley-Davidson Motorcycle Trust,
     Ser 2004-1, Cl A1
        1.400%, 10/15/08                        809             804
   Hertz Vehicle Financing,
     Ser 2004-1A, Cl A2 (C)
        2.380%, 05/25/08                      1,750           1,706
   Honda Auto Receivables Owner Trust,
     Ser 2001-3, Cl A4
        3.960%, 02/19/07                      1,091           1,097
   Honda Auto Receivables Owner Trust,
     Ser 2002-2, Cl A3
        3.830%, 02/15/06                        295             296
   Honda Auto Receivables Owner Trust,
     Ser 2002-3, Cl A3
        3.000%, 05/18/06                        919             923
   Honda Auto Receivables Owner Trust,
     Ser 2003-1, Cl A3
        1.920%, 11/20/06                      1,225           1,223

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A2
        1.340%, 12/21/05                     $  737        $    736
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A3
        1.690%, 02/21/07                        550             547
   Honda Auto Receivables Owner Trust,
     Ser 2004-1, Cl A2
        1.680%, 11/21/06                      1,785           1,777
   Honda Auto Receivables Owner Trust,
     Ser 2003-5, Cl A3
        2.300%, 10/18/07                        785             781
   Household Automotive Trust,
     Ser 2002-2, Cl A (B)
        1.720%, 08/20/04                        775             776
   Household Automotive Trust,
     Ser 2003-1, Cl A3
        1.730%, 12/17/07                      2,750           2,736
   Household Automotive Trust,
     Ser 2003-2, Cl A2
        1.560%, 12/18/06                        915             914
   Household Automotive Trust,
     Ser 2004-1, Cl A3
        3.300%, 05/18/09                      1,000           1,001
   Hyundai Auto Receivable Trust,
     Ser 2003-A, Cl A2
        1.560%, 09/15/06                      1,140           1,138
   Hyundai Auto Receivables Trust,
     Ser 2003-A, Cl A3
        2.330%, 11/15/07                      1,100           1,093
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A2
        1.920%, 10/15/06                        905             902
   Navistar Financial Corporate Owner
     Trust, Ser 2001-A, Cl A4
        5.420%, 05/15/08                      2,116           2,135
   Navistar Financial Corporate Owner
     Trust, Ser 2002-A, Cl A3
        4.090%, 07/17/06                        248             248
   Navistar Financial Corporate Owner
     Trust, Ser 2003-B, Cl A2
        1.690%, 09/15/06                      1,036           1,033
   Nissan Auto Receivables Owner Trust,
     Ser 2002-A, Cl A3
        3.580%, 09/15/05                         67              67
   Nissan Auto Receivables Owner Trust,
     Ser 2003-A, Cl A3
        1.890%, 12/15/06                      1,282           1,281
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A
        1.510%, 08/15/07                      1,595           1,584



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   17

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2004
--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A2
        1.200%, 11/15/05                     $  594        $    594
   Onyx Acceptance Auto Trust,
     Ser 2003-A, Cl A3
        2.230%, 02/15/07                      1,124           1,125
   Onyx Acceptance Auto Trust,
     Ser 2003-B, Cl A3
        1.770%, 05/15/07                      1,750           1,744
   Onyx Acceptance Auto Trust,
     Ser 2003-C, Cl A3
        1.870%, 08/15/07                      1,500           1,493
   Onyx Acceptance Auto Trust,
     Ser 2004-A, Cl A2
        1.520%, 11/15/06                        815             813
   Onyx Acceptance Auto Trust,
     Ser 2004-B, Cl A2
        2.220%, 12/15/06                      1,500           1,499
   Toyota Auto Receivables Owner Trust,
     Ser 2002-C, Cl A3
        2.650%, 11/15/06                        463             465
   Toyota Auto Receivables Owner Trust,
     Ser 2003-B, Cl A2
        1.430%, 02/15/06                        456             455
   USAA Auto Owner Trust,
     Ser 2001-1, Cl A4
        5.080%, 03/15/06                        140             141
   USAA Auto Owner Trust,
     Ser 2003-01, Cl A2
        1.220%, 04/17/06                        731             731
   USAA Auto Owner Trust,
     Ser 2003-1, Cl A3
        1.580%, 06/15/07                        250             248
   USAA Auto Owner Trust,
     Ser 2004-1, Cl A2
        1.430%, 09/15/06                      2,000           1,991
   USAA Auto Owner Trust,
     Ser 2004-2, Cl A2
        2.410%, 02/15/07                        975             974
   WFS Financial Owner Trust,
     Ser 2002-1, Cl A3A
        4.150%, 12/20/06                        476             479
   WFS Financial Owner Trust,
     Ser 2002-2, Cl A3
        3.810%, 02/20/07                        712             716
   WFS Financial Owner Trust,
     Ser 2002-3, Cl A3
        2.760%, 02/20/07                        598             599
   WFS Financial Owner Trust,
     Ser 2002-4, Cl A3A
        2.390%, 08/20/07                      1,185           1,186


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A2
        1.500%, 03/20/06                     $   14        $     14
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A3
        2.030%, 08/20/07                      1,000           1,000
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A2
        1.320%, 05/22/06                        314             314
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A3
        1.760%, 01/21/08                      1,000             995
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A3
        2.190%, 06/20/08                      1,170           1,156
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A3
        2.600%, 08/15/06                        998           1,001
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A2A
        1.400%, 04/15/06                        952             950
   World Omni Auto Receivables Trust,
     Ser 2003-A, Cl A3
        1.980%, 05/15/07                      1,140           1,139
   World Omni Auto Receivables Trust,
     Ser 2003-B, Cl A2
        1.540%, 08/15/06                      2,033           2,031
                                                           --------
                                                             89,861
                                                           --------

CREDIT CARD -- 10.2%
   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
        1.690%, 01/15/09                        695             679
   American Express Credit Account
     Master Trust, Ser 2004-C,
     Cl C (B) (C)
        1.880%, 08/15/04                        755             755
   American Express Master Trust,
     Ser 2002-2, Cl A (B)
        1.430%, 08/15/04                      1,980           1,981
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                      1,500           1,523
   Bank One Issuance Trust,
     Ser 2003-A2, Cl A2 (B)
        1.430%, 08/15/04                      1,500           1,501
   Bank One Issuance Trust,
     Ser 2003-B2, Cl B2 (B)
        1.610%, 08/15/04                      1,750           1,752
   Bank One Issuance Trust,
     Ser 2004-B1, Cl B1 (B)
        1.830%, 03/15/12                      1,250           1,250

--------------------------------------------------------------------------------
18                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Capital One Master Trust,
     Ser 2001-2, Cl A (B)
        1.520%, 08/15/04                     $1,750        $  1,753
   Capital One Multi-Asset Execution
     Trust, Ser 2003-A1, Cl A1 (B)
        1.770%, 08/15/04                      1,465           1,471
   Capital One Multi-Asset Execution
     Trust, Ser 2003-B1, Cl B1 (B)
        2.550%, 08/15/04                      1,250           1,269
   Capital One Multi-Asset Executive
     Trust, Ser 2004, Cl 1
        3.400%, 11/16/09                        565             557
   Capital One Multi-Asset Executive
     Trust, Ser 2004-A6, Cl A6 (B)
        1.650%, 09/15/04                      1,500           1,500
   Chase Credit Card Master Trust,
     Ser 2002-4, Cl A (B)
        1.430%, 08/15/04                      1,500           1,501
   Chase Credit Card Master Trust,
      Ser 2004-2, Cl A (B)
        1.420%, 08/15/04                      1,485           1,485
   Chemical Master Credit Card Trust,
     Ser 1996-2, Cl A
        5.980%, 09/15/08                      1,000           1,041
   Citibank Credit Card Issuance Trust,
     Ser 2001-A8, Cl A8
        4.100%, 12/07/06                      1,000           1,008
   Citibank Credit Card Issuance Trust,
     Ser 2002-A9, Cl A9 (B)
        1.560%, 09/15/04                      1,300           1,300
   Citibank Credit Card Issuance Trust,
     Ser 2003-A2, Cl A2
        2.700%, 01/15/08                      1,560           1,559
   Citibank Credit Card Issuance Trust,
     Ser 2003-A5, Cl A5
        2.500%, 04/07/08                      1,350           1,341
   First USA Credit Card Master Trust,
     Ser 1999-2, Cl A (B)
        1.600%, 08/19/04                      1,000           1,003
   GE Capital Credit Card Master Trust,
     Ser 2004-1, Cl A (B)
        1.426%, 08/15/04                      1,785           1,784
   Household Affinity Credit Card Trust,
     Ser 2003-1, Cl B (B)
        1.930%, 08/15/04                      1,000           1,013
   MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (B)
        1.755%, 08/15/04                      1,000           1,003
   MBNA Credit Card Master Note Trust,
     Ser 2002-A6, Cl A6
        3.900%, 11/15/07                      2,000           2,028


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   MBNA Credit Card Master Note Trust,
     Ser 2002-B1, Cl B1
        5.150%, 07/15/09                     $  500        $    519
   Metris Master Trust,
     Ser 2001-3, Cl A (B)
        1.650%, 08/20/04                      2,450           2,450
                                                           --------
                                                             35,026
                                                           --------
MISCELLANEOUS BUSINESS SERVICES -- 5.7%
   AICCO Premium Finance Master Trust,
     Ser 2004-1, Cl A (B)
        1.560%, 08/15/04                        671             671
   CNH Equipment Trust,
     Ser 2001-A, Cl A4
        5.380%, 08/15/07                        395             399
   CNH Equipment Trust,
     Ser 2003-B, Cl A3A (B)
        1.520%, 08/15/04                        825             827
   Capital Source Commercial Loan,
     Ser 2004-1A, Cl A2 (B) (C)
        1.750%, 08/20/04                        945             945
   Connecticut RRB Special Purpose Trust,
     Ser 2001-1, Cl A2
        5.360%, 03/30/07                        510             517
   DaimlerChrysler Master Owner Trust,
     Ser 2003-A, Cl A (B)
        1.430%, 08/15/04                      1,075           1,075
   Ford Credit Floorplan
     Master Owner Trust,
     Ser 2004-1, Cl A (B)
        1.502%, 08/15/04                      1,250           1,250
   John Deere Owner Trust,
     Ser 2003-A, Cl A2
        1.310%, 01/15/06                        817             817
   John Deere Owner Trust,
     Ser 2004-A, Cl A2
        1.680%, 11/15/06                      1,740           1,734
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A2 (B)
        1.750%, 08/25/04                      2,000           2,000
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A3
        1.730%, 02/15/07                        975             969
   Navistar Financial Dealer Owner Trust,
     Ser 2004-1, Cl A (B)
        1.650%, 08/10/04                        650             650
   Nelnet Student Loan and Trust,
     Ser 2004-3, Cl A2 (B)
        1.665%, 01/25/05                        635             635
   Nelnet Student Loan Corporation,
     Ser 2004-1, Cl A2 (B) (C)
        1.300%, 10/30/04                      2,230           2,230

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   19

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2004
--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Nelnet Student Loan Corporation,
     Ser 2004-2A, Cl A1 (B)
        1.219%, 08/25/04                     $  820        $    820
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07                        383             388
   Providian Gateway Master Trust,
     Ser 2004-AA, Cl A (C)
        1.610%, 08/15/04                      1,970           1,975
   Providian Gateway Master Trust,
     Ser 2004-BA, Cl A (B) (C)
        1.570%, 08/15/04                      1,750           1,751
                                                           --------
                                                             19,653
                                                           --------
MORTGAGE RELATED -- 6.4%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (B)
        1.825%, 08/27/04                        376             376
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43                        716             741
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
        6.340%, 06/16/30                        743             779
   Bear Stearns Commercial Mortgage,
     Ser 2004-BBA3, Cl A1B (B) (C)
        1.450%, 08/15/04                      1,750           1,750
   CS First Boston Mortgage Securities
     Corporation, Ser 1997-C2, Cl A2
        6.520%, 01/17/35                        687             699
   Centex Home Equity Trust,
     Ser 2004-A, Cl AF1
        2.030%, 06/25/19                        844             842
   Chase Funding Mortgage Loan,
     Ser 2004-2, Cl 1A1 (B)
        1.600%, 08/25/04                      1,927           1,927
   CitiFinancial Mortgage Securities,
     Ser 2004-1, Cl AF1 (B)
        1.540%, 08/26/04                        844             844
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, Cl AF2
        3.042%, 04/25/25                        780             777
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (B)
        1.750%, 08/25/04                         31              31
   GMAC Commercial Mortgage Securities
     Incorporated, Ser 1999-CTL1, Cl A (C)
        7.151%, 12/15/16                      1,497           1,585
   GMAC Mortgage Corporation Loan,
     Ser 2004-HE1, Cl A1
        1.530%, 06/25/34                      1,890           1,890


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   JP Morgan Chase Commercial Mortgage
     Trust, Ser 2003-FL1A, Cl A1 (B) (C)
        1.650%, 08/14/04                     $  849        $    849
   Mellon Bank Premium Finance Loan
     Trust, Ser 2004-1, Cl A (B)
        1.674%, 09/15/04                        810             810
   Morgan Stanley Dean Witter Capital I,
     Ser 2000-PRIN, Cl A1
        7.070%, 02/23/34                        103             107
   New Century Home Equity Loan Trust,
     Ser 2004-2, Cl A3 (B)
        1.700%, 08/25/04                      1,790           1,790
   Nomura Asset Securities Corporation,
     Ser 1998-D6, Cl A1A
        6.280%, 03/15/30                        648             679
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (B)
        1.750%, 08/25/04                      1,031           1,033
   Residential Asset Securities Corporation,
     Ser 2000-KS5, Cl AII (B)
        1.690%, 08/25/04                        167             167
   Residential Asset Securities Corporation,
     Ser 2001-KS4, Cl AIB (B)
        1.770%, 08/25/04                        541             542
   Residential Asset Securities Corporation,
     Ser 2004-KS1, Cl AI2
        2.463%, 11/25/25                        870             858
   Residential Asset Securities Corporation,
     Ser 2004-KS3, Cl AI1 (B)
        1.540%, 08/25/04                        717             717
   Residential Asset Securities Corporation,
     Ser 2004-KS1, Cl AI1 (B)
        1.600%, 08/25/04                        602             602
   Residential Asset Securities Corporation,
     Ser 3-KS8, Cl AI1
        2.610%, 06/25/24                      1,080           1,073
   Residential Asset Securities Corporation,
     Ser 3-KS8, Cl AI1 (B)
        1.570%, 08/25/04                        603             603
                                                           --------
                                                             22,071
                                                           --------

Total Asset Backed Securities
   (Cost $167,074) ($ Thousands)                            166,611
                                                           --------

CORPORATE BONDS -- 23.9%
AEROSPACE & DEFENSE -- 0.4%
   General Dynamics Corporation
        2.125%, 05/15/06                      1,265           1,247
                                                           --------



--------------------------------------------------------------------------------
20                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
AIR TRANSPORTATION -- 0.7%
   American Airlines Incorporated (B)
        2.179%, 09/23/04                     $1,151        $  1,153
   Fedex Corporation (B) (C)
        1.880%, 10/01/04                      1,100           1,101
                                                           --------
                                                              2,254
                                                           --------
BANKS -- 1.4%
   SunTrust Bank, Ser CD (B)
        1.310%, 08/17/04                      1,390           1,390
   Wachovia Corporation (B)
        1.713%, 10/22/04                      1,500           1,499
   World Savings Bank (B)
        1.375%, 09/01/04                      1,750           1,748
                                                           --------
                                                              4,637
                                                           --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
   Clear Channel Communications Incorporated
        6.000%, 11/01/06                      1,000           1,051
   Sprint Capital Corporation
        4.780%, 08/17/06                      1,000           1,023
   Univision Communications Incorporated
        2.875%, 10/15/06                      1,500           1,482
                                                           --------
                                                              3,556
                                                           --------
COMPUTERS & SERVICES -- 0.6%
   Hewlett-Packard Company MTN, Ser A
        3.375%, 12/15/05                      1,250           1,260
   IBM Corporation (B)
        1.535%, 09/10/04                        625             625
                                                           --------
                                                              1,885
                                                           --------
ELECTRICAL SERVICES -- 2.3%
   Alabama Power Company
        2.650%, 02/15/06                        500             499
   Alabama Power Company, Ser N
        4.875%, 09/01/04                      1,000           1,002
   Cinergy Corporation
        6.250%, 09/01/04                      1,387           1,391
   Commonwealth Edison Company
        7.000%, 07/01/05                      1,500           1,561
   Dominion Resources Incorporated
        2.800%, 02/15/05                      1,000           1,003
   Pinnacle West Capital Corporation (B)
        1.979%, 08/01/04                      1,000           1,001
   TXU Energy Company LLC
        6.375%, 10/01/04                        500             504
   TXU Energy Company LLC (B) (C)
        2.380%, 10/14/04                      1,060           1,059
                                                           --------
                                                              8,020
                                                           --------

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
FINANCIAL SERVICES -- 6.0%
   Allstate Life Global Funding
     Trust (B) (C)
        1.680%, 09/15/04                     $1,500        $  1,499
   Allstate Life Global Funding Trust,
     Ser 04-2 (B)
        1.350%, 08/25/04                        395             395
   Caterpillar Financial Service Corporation
     MTN, Ser F (B)
        1.280%, 08/17/04                      1,150           1,151
   Countrywide Home Loan Incorporated (B)
        1.795%, 09/02/04                      1,250           1,256
   Countrywide Home Loans Incorporated
        3.500%, 12/19/05                      1,250           1,261
   Doral Financial Corporation (B)
        2.500%, 10/20/04                      1,300           1,299
   General Electric Capital Corporation
     MTN (B)
        1.490%, 09/09/04                      1,750           1,752
   General Electric Capital Corporation
     MTN, Ser A (B)
        1.610%, 09/22/04                      2,000           2,000
   General Motors Acceptance Corporation
     MTN (B)
        2.510%, 08/16/04                      1,550           1,552
        2.135%, 08/18/04                      1,000           1,003
   International Lease Finance Corporation
     MTN, Ser N
        5.120%, 06/01/05                      1,000           1,022
   International Lease Finance Corporation
     MTN, Ser O (B)
        2.379%, 08/02/04                      1,260           1,274
   John Deere Capital Corporation
     MTN, Ser D
        3.125%, 12/15/05                      1,000           1,004
   National Rural Utilities
        3.000%, 02/15/06                      2,000           2,005
   SLM Corporation MTN, Ser A (B)
        1.940%, 10/25/04                      1,000           1,002
        1.780%, 10/26/04                      1,250           1,251
                                                           --------
                                                             20,726
                                                           --------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Conagra Foods Incorporated
        7.400%, 09/15/04                      1,000           1,006
   Fortune Brands Incorporated (C)
        7.125%, 11/01/04                        950             962
   General Mills Incorporated
        2.625%, 10/24/06                      1,500           1,473


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   21

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2004
--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Kraft Foods Incorporated (B)
        1.490%, 08/26/04                     $1,000        $  1,000
   Tyson Foods Incorporated
        7.250%, 10/01/06                      1,500           1,610
                                                           --------
                                                              6,051
                                                           --------
HEALTHCARE -- 1.5%
   Anthem Incorporated
        4.875%, 08/01/05                        995           1,013
   Cardinal Health Incorporated
        4.450%, 06/30/05                      1,476           1,485
   United Health Group Incorporated
        7.500%, 11/15/05                      1,000           1,058
   United Health Group Incorporated (B) (C)
        1.790%, 08/08/04                      1,750           1,751
                                                           --------
                                                              5,307
                                                           --------
INSURANCE -- 3.7%
   ASIF Global Finance (B) (C)
        1.440%, 08/26/04                      1,000           1,002
   ASIF Global Financing (B) (C)
        1.219%, 08/03/04                      1,500           1,499
   Jackson National Life Global Funding
     MTN, Ser 1 (B) (C)
        1.680%, 10/20/04                      1,500           1,524
   Marsh & Mclennan Companies
     Incorporated (B)
        1.730%, 10/13/04                      1,420           1,419
   Met Life Global Fundings (B) (C)
        1.611%, 09/16/04                      1,550           1,549
   Monument Global Funding (B) (C)
        1.810%, 10/12/04                      1,500           1,504
   NAC RE Corporation
        7.150%, 11/15/05                      1,250           1,313
   Nationwide Life Global Funding (B) (C)
        1.649%, 09/22/04                      1,720           1,718
   Protective Life Secured Trust (B)
        1.660%, 10/13/04                      1,240           1,239
                                                           --------
                                                             12,767
                                                           --------
INVESTMENT BANKER/BROKER DEALER -- 2.8%
   Citigroup Incorporated
        4.125%, 06/30/05                      1,000           1,015
   Citigroup Incorporated (B)
        1.400%, 09/04/04                      1,500           1,499
   Goldman Sachs Group Incorporated
     MTN (B)
        1.686%, 10/01/04                      1,250           1,250
   JP Morgan Chase & Company Incorporated
        6.250%, 12/15/05                      1,000           1,050

--------------------------------------------------------------------
                                        Face Amount            Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   Lehman Brothers Holdings MTN,
     Ser G (B)
        1.750%, 10/20/04                     $1,320        $  1,319
   Merrill Lynch & Company Incorporated
     MTN, Ser C (B)
        1.785%, 10/26/04                      1,750           1,750
   Morgan Stanley (B)
        1.730%, 10/12/04                      1,600           1,601
                                                           --------
                                                              9,484
                                                           --------
MEDICAL PRODUCTS & SERVICES -- 0.4%
   Wellpoint Health Network
        6.375%, 06/15/06                      1,250           1,321
                                                           --------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
   AOL Time Warner Incorporated
        5.625%, 05/01/05                      1,000           1,022
   Computer Sciences Corporation
        7.500%, 08/08/05                      1,250           1,305
                                                           --------
                                                              2,327
                                                           --------
PETROLEUM & FUEL PRODUCTS -- 0.3%
   Duke Energy Field Services
        7.500%, 08/16/05                      1,100           1,152
                                                           --------
RETAIL -- 0.3%
   CVS Corporation
        5.625%, 03/15/06                      1,145           1,194
                                                           --------
Total Corporate Bonds
   (Cost $81,743) ($ Thousands)                              81,928
                                                           --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 13.3%
   FHLMC
        7.000%, 03/01/07                         23              24
   FHLMC (B)
        3.316%, 08/01/04                      2,761           2,848
        3.279%, 08/01/04                      3,299           3,390
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                        871             901
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22                        629             638
   FHLMC REMIC, Ser 2038, Cl PB
        5.500%, 12/15/26                         78              78
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                      1,086           1,104
   FHLMC REMIC, Ser 2337, Cl PG
        6.500%, 06/15/30                        213             214
   FHLMC REMIC, Ser 2381, Cl VE
        6.500%, 11/15/16                      2,200           2,221


--------------------------------------------------------------------------------
22                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
   FHLMC REMIC, Ser 2396, Cl PX
        6.000%, 06/15/27                     $   14        $     14
   FHLMC REMIC, Ser 2518, Cl FP (B)
        1.630%, 08/15/04                      2,966           2,972
   FHLMC REMIC, Ser 2638, Cl KA
        3.000%, 07/15/09                      2,300           2,305
   FHLMC REMIC, Ser 2676, Cl NA
        4.000%, 03/15/14                      2,523           2,546
   FHLMC REMIC, Ser 2684, Cl PA
        5.000%, 02/15/10                      1,384           1,396
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                      1,300           1,308
   FHLMC REMIC, Ser 2691, Cl OK
        3.500%, 05/15/17                      1,950           1,964
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                      2,739           2,778
   FHLMC REMIC, Ser 2750, Cl NA
        3.500%, 03/15/15                      1,450           1,460
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 10/15/11                      2,050           2,067
   FHLMC REMIC, Ser 2760, Cl LJ
        4.000%, 01/15/33                      2,000           2,024
   FNMA (B)
        3.635%, 08/01/04                      1,456           1,496
        3.505%, 08/01/04                        335             345
        3.395%, 08/01/04                        287             297
        3.073%, 08/01/04                        560             574
        2.179%, 08/01/04                        460             460
   FNMA REMIC, Ser 1993-220, Cl FA (B)
        2.068%, 08/25/04                        426             430
   FNMA REMIC, Ser 1993-58, Cl H
        5.500%, 04/25/23                        626             648
   FNMA REMIC, Ser 2001-33, Cl FA (B)
        1.900%, 08/25/04                        937             943
   FNMA REMIC, Ser 2002-63, Cl QF (B)
        1.750%, 08/25/04                        719             722
   FNMA REMIC, Ser 2002-64, Cl FG (B)
        1.660%, 08/18/04                        831             832
   FNMA REMIC, Ser 2003-57, Cl KL
        3.500%, 03/25/09                      1,793           1,806
   GNMA REMIC, Ser 2003-75, Cl YM
        4.000%, 10/20/21                      1,749           1,761
   SLMA (B)
        1.630%, 09/15/04                        534             533
   SLMA, Ser 2002-A, Cl A1 (B)
        1.388%, 09/15/04                      1,151           1,153
   SLMA, Ser 2004-5, Cl A1 (B)
        1.554%, 10/25/04                      1,455           1,454
                                                           --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $46,040) ($ Thousands)                              45,706
                                                           --------


--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.9% FHLB
        5.375%, 02/15/05                     $1,000        $  1,017
        1.625%, 06/15/05                      1,000             995
        1.500%, 03/01/05 to 08/26/05          9,000           8,942
   FHLMC
        3.875%, 02/15/05                      5,000           5,047
        2.000%, 02/23/06                      1,000             990
   FNMA MTN
        1.400%, 02/25/05                      5,000           4,981
   Israel Trust, Government Trust,
     Ser 2F (A)
        1.515%, 11/15/04                      5,000           4,972
                                                           --------
Total U.S. Government Agency Obligations
   (Cost $27,065) ($ Thousands)                              26,944
                                                           --------

COMMERCIAL PAPER -- 1.7%
FINANCIAL SERVICES -- 1.7%
   Corporate Asset Funding Company LLC
        1.280%, 08/05/04                      3,840           3,840
   CRC Funding LLC
        1.321%, 08/12/04                      2,000           1,999
                                                           --------
                                                              5,839
                                                           --------
Total Commercial Paper
   (Cost $5,839) ($ Thousands)                                5,839
                                                           --------

REPURCHASE AGREEMENT (D) -- 0.1%
   Goldman Sachs Group Incorporated
     1.370%, dated 07/30/04,
     to be repurchased on 08/02/04,
     repurchase price $400,046
     (collateralized by U.S. Government
     obligations; with total market
     value $408,000)                            400             400
                                                           --------
Total Repurchase Agreement
   (Cost $400) ($ Thousands)                                    400
                                                           --------
Total Investments -- 95.4%
   (Cost $328,161) ($ Thousands)                            327,428
                                                           --------

OTHER ASSETS AND LIABILITIES -- 4.6%
Investment Advisory Fees Payable                                (17)
Administration Fees Payable                                     (68)
Other Assets and Liabilities, Net                            16,003
                                                           --------
Total Other Assets and Liabilities                           15,918
                                                           --------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   23

STATEMENT OF NET ASSETS (Unaudited)


Corporate Daily Income Fund (Concluded)
July 31, 2004
--------------------------------------------------------------------
                                                               Value
Description                                            ($ Thousands)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)               $345,901
Undistributed net investment income                               1
Accumulated net realized loss on investments                 (1,823)
Net unrealized depreciation on investments                     (733)
                                                           --------
Total Net Assets -- 100.0%                                 $343,346
                                                           ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($343,345,853 / 171,059,249 shares)                        $2.01
                                                           ========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(D) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association




The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
24                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

                       This page intentionally left blank

Statements of Operations ($ Thousands)


For the six months ended July 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------
                                                             MONEY                                                   PRIME
                                                            MARKET        GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                              FUND              FUND              FUND                FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                          $4,864            $3,999            $4,326             $27,131
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                       1,376               849               757               4,448
   Shareholder Servicing Fees - Class A Shares                 576               475               692               3,953
   Shareholder Servicing Fees - Class B Shares                 178               281               303                 910
   Shareholder Servicing Fees - Class C Shares                 437               262               102               2,082
   Shareholder Servicing Fees - Class H Shares                  --                --                --                  79
   Shareholder Servicing Fees - Sweep Class Shares*            298               131                --                 148
   Investment Advisory Fees                                     97                83                93                 546
   Trustees' Fees                                                4                 3                 4                  11
   Registration Fees                                            24                14                18                  77
   Custodian/Wire Agent Fees                                    14                19                18                 138
   Other Expenses                                               35                26                30                 162
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                            3,039             2,143             2,017              12,554
--------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                      (798)             (284)             (121)               (692)
     Shareholder Servicing Fees - Class A Shares              (576)             (475)             (692)             (3,953)
     Shareholder Servicing Fees - Sweep Class Shares*           --                (3)               --                  --
     Investment Advisory Fees                                   --                --                --                  --
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              1,665             1,381             1,204               7,909
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        3,199             2,618             3,122              19,222
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Security Transactions           6               (17)               (7)                (10)
   Net Change in Unrealized Depreciation on Investments         --                --                --                  --
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $3,205            $2,601            $3,115             $19,212
--------------------------------------------------------------------------------------------------------------------------------

*Includes distribution and shareholder servicing fees.
Amount designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    SHORT- INTERMEDIATE-
                                                                                  DURATION      DURATION                   CORPORATE
                                                      TREASURY   TREASURY II    GOVERNMENT    GOVERNMENT          GNMA  DAILY INCOME
                                                          FUND          FUND          FUND          FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                      $3,865        $2,500        $3,266        $1,996        $4,188       $3,371
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                     869           599           484           213           316          562
   Shareholder Servicing Fees - Class A Shares             336           358           364           152           247          402
   Shareholder Servicing Fees - Class B Shares             389           229            --            --            --           --
   Shareholder Servicing Fees - Class C Shares             237           149            --            --            --           --
   Shareholder Servicing Fees - Class H Shares              --            --            --            --            --           --
   Shareholder Servicing Fees - Sweep Class Shares*        375            --            --            --            --           --
   Investment Advisory Fees                                 85            58           132            59            95          161
   Trustees' Fees                                            1             1             1             1             1            1
   Registration Fees                                        19            12             7             3             6            6
   Custodian/Wire Agent Fees                                 7            13             8             2             4           12
   Other Expenses                                           30            17            42            17            29           47
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                           2,348         1,436         1,038           447           698        1,191
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                  (284)          (75)          (30)           --            --         (163)
     Shareholder Servicing Fees - Class A Shares          (336)         (358)         (364)         (141)         (106)        (402)
     Shareholder Servicing Fees - Sweep Class Shares*      (25)           --            --            --            --           --
     Investment Advisory Fees                               --            --           (22)           --            --          (63)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          1,703         1,003           622           306           592          563
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    2,162         1,497         2,644         1,690         3,596        2,808
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Security Transactions      (9)           (4)         (197)            3           (11)         (61)
   Net Change in Unrealized Depreciation on Investments     --            --        (1,879)       (1,849)       (2,449)      (1,720)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $2,153        $1,493       $   568       $  (156)      $ 1,136      $ 1,027
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   27

Statements of Changes in Net Assets ($ Thousands)


For the six months ended July 31, 2004 (Unaudited) and for the year ended January 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                             MONEY MARKET                     GOVERNMENT
                                                                                 FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    2/1/04-7/31/04  2/1/03-1/31/04  2/1/04-7/31/04  2/1/03-1/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    3,199      $    8,431      $    2,618      $    6,105
   Net Realized Gain (Loss) from Security Transactions                           6               1             (17)              1
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      3,205           8,432           2,601           6,106
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (2,268)         (5,766)         (1,774)         (3,876)
     Class B                                                                  (408)         (1,059)           (586)         (1,482)
     Class C                                                                  (426)         (1,298)           (226)           (640)
     Class H                                                                    --              --              --              --
     Sweep Class                                                               (96)           (280)            (33)           (106)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (3,198)         (8,403)         (2,619)         (6,104)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                           1,983,505       5,076,254       1,325,743       2,216,730
   Reinvestment of Dividends & Distributions                                 1,363           3,838             927           2,005
   Cost of Shares Redeemed                                              (2,093,933)     (5,057,407)     (1,227,753)     (2,258,934)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            (109,065)         22,685          98,917         (40,199)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                             394,368       1,073,417         777,383       1,720,092
   Reinvestment of Dividends & Distributions                                    23              46             171             535
   Cost of Shares Redeemed                                                (387,586)     (1,108,455)       (880,769)     (1,738,626)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions               6,805         (34,992)       (103,215)        (17,999)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                             508,526       1,336,865         187,707         652,694
   Reinvestment of Dividends & Distributions                                    26              82              --              --
   Cost of Shares Redeemed                                                (539,216)     (1,443,722)       (181,533)       (685,797)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions             (30,664)       (106,775)          6,174         (33,103)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                  --              --              --              --
   Reinvestment of Dividends & Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                                      --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                             275,378         649,916         148,133         363,775
   Reinvestment of Dividends & Distributions                                    --              --               1               2
   Cost of Shares Redeemed                                                (280,587)       (711,857)       (164,258)       (369,947)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions          (5,209)        (61,941)        (16,124)         (6,170)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions      (138,133)       (181,023)        (14,248)        (97,471)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                (138,126)       (180,994)        (14,265)        (97,469)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                   1,016,457       1,197,451         722,448         819,917
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $  878,331      $1,016,457      $  708,182      $  722,448
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                 $        1      $       --      $       (1)     $       --
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                             GOVERNMENT II                PRIME OBLIGATION
                                                                                 FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    2/1/04-7/31/04  2/1/03-1/31/04  2/1/04-7/31/04  2/1/03-1/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $   3,122      $    7,755     $    19,222     $    43,163
   Net Realized Gain (Loss) from Security Transactions                          (7)             (3)            (10)             (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      3,115           7,752          19,212          43,161
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (2,449)         (6,354)        (15,171)        (32,509)
     Class B                                                                  (595)         (1,142)         (2,010)         (5,236)
     Class C                                                                   (79)           (259)         (1,914)         (4,882)
     Class H                                                                    --              --             (98)           (240)
     Sweep Class                                                                --              --             (41)           (135)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (3,123)         (7,755)        (19,234)        (43,002)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                             803,829       2,134,347      13,462,184      30,631,273
   Reinvestment of Dividends & Distributions                                   372             735           4,369          13,789
   Cost of Shares Redeemed                                                (836,082)     (2,235,845)    (13,865,056)    (30,937,037)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions             (31,881)       (100,763)       (398,503)       (291,975)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                             612,418         965,206       2,444,982       4,792,807
   Reinvestment of Dividends & Distributions                                    98             235             719           2,233
   Cost of Shares Redeemed                                                (616,466)       (938,851)     (2,369,145)     (4,999,869)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              (3,950)         26,590          76,556        (204,829)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                             149,157         291,589       2,949,971       6,523,503
   Reinvestment of Dividends & Distributions                                     4              --             635           1,454
   Cost of Shares Redeemed                                                (155,489)       (299,597)     (3,032,383)     (6,589,444)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions              (6,328)         (8,008)        (81,777)        (64,487)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                  --              --          39,443         143,725
   Reinvestment of Dividends & Distributions                                    --              --              98             242
   Cost of Shares Redeemed                                                      --              --         (38,165)       (152,275)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                  --              --           1,376          (8,308)
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                  --              --         174,102         492,469
   Reinvestment of Dividends & Distributions                                    --              --               2               3
   Cost of Shares Redeemed                                                      --              --        (174,572)       (512,041)
------------------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from Sweep Class Transactions               --              --            (468)        (19,569)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions       (42,159)        (82,181)       (402,816)       (589,168)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                 (42,167)        (82,184)       (402,838)       (589,009)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     816,826         899,010       4,746,195       5,335,204
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $ 774,659      $  816,826     $ 4,343,357     $ 4,746,195
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                  $      (1)     $       --     $        --     $        12
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                               TREASURY                       TREASURY II
                                                                                 FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    2/1/04-7/31/04  2/1/03-1/31/04  2/1/04-7/31/04  2/1/03-1/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    2,162     $     4,934       $   1,497     $     4,579
   Net Realized Gain (Loss) from Security Transactions                          (9)             (1)             (4)              1
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      2,153           4,933           1,493           4,580
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (1,168)         (2,292)         (1,096)         (3,129)
     Class B                                                                  (733)         (1,908)           (356)         (1,139)
     Class C                                                                  (174)           (525)            (80)           (368)
     Class H                                                                    --              --              --              --
     Sweep Class                                                               (89)           (256)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (2,164)         (4,981)         (1,532)         (4,636)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                           1,464,448       4,053,885         663,843       1,813,985
   Reinvestment of Dividends & Distributions                                   202             532             350             827
   Cost of Shares Redeemed                                              (1,496,709)     (3,936,986)       (633,991)     (1,956,536)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions             (32,059)        117,431          30,202        (141,724)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                             712,528       1,332,298         413,976       1,578,879
   Reinvestment of Dividends & Distributions                                   141             386              33             173
   Cost of Shares Redeemed                                                (834,718)     (1,326,971)       (458,579)     (1,628,596)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions            (122,049)          5,713         (44,570)        (49,544)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                             466,748       1,103,113         281,194       1,143,299
   Reinvestment of Dividends & Distributions                                     3               8              --              --
   Cost of Shares Redeemed                                                (489,000)     (1,096,481)       (259,121)     (1,177,421)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions             (22,249)          6,640          22,073         (34,122)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                  --              --              --              --
   Reinvestment of Dividends & Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                                      --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                             264,347         579,300              --              --
   Reinvestment of Dividends & Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                                (249,273)       (585,871)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from Sweep Class Transactions           15,074          (6,571)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions      (161,283)        123,213           7,705        (225,390)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                (161,294)        123,165           7,666        (225,446)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     795,557         672,392         488,483         713,929
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $   634,263     $   795,557       $ 496,149     $   488,483
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                $        (2)    $        --       $       9     $        44
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   29

Statements of Changes in Net Assets ($ Thousands)


For the six months ended July 31, 2004 (Unaudited) and for the year ended January 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                             SHORT-DURATION
                                                                                            GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------
                                                                                   2/1/04-7/31/04     2/1/03-1/31/04
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                $   2,644          $   7,094
   Net Realized Gain (Loss) on Investments                                                   (197)               892
   Net Change in Unrealized Depreciation of Investments                                    (1,879)            (3,161)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                            568              4,825
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                   (3,229)            (8,882)
   Net Realized Gains                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                       (3,229)            (8,882)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                           91,417            321,211
     Reinvestment of Dividends & Distributions                                              2,103              6,388
     Cost of Shares Redeemed                                                             (111,295)          (351,602)
----------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                          (17,775)           (24,003)
----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                (20,436)           (28,060)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                    289,986            318,046
----------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                        $ 269,550          $ 289,986
----------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                                 $      10          $      (6)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                          8,885             30,761
     Reinvestment of Distributions                                                            204                613
     Shares Redeemed                                                                      (10,802)           (33,761)
----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                 (1,713)            (2,387)
----------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INTERMEDIATE-DURATION                  GNMA
                                                                              GOVERNMENT FUND                     FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    2/1/04-7/31/04  2/1/03-1/31/04  2/1/04-7/31/04  2/1/03-1/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                  $  1,690       $   4,729        $  3,596       $   9,748
   Net Realized Gain (Loss) on Investments                                       3           6,406             (11)            451
   Net Change in Unrealized Depreciation of Investments                     (1,849)         (6,641)         (2,449)         (4,442)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations            (156)          4,494           1,136           5,757
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                    (1,810)         (5,064)         (4,913)        (15,863)
   Net Realized Gains                                                           --          (2,821)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (1,810)         (7,885)         (4,913)        (15,863)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                            22,586         125,899          25,066         193,367
     Reinvestment of Dividends & Distributions                                 836           4,838           3,200          12,120
     Cost of Shares Redeemed                                               (42,194)       (180,740)        (63,630)       (366,291)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions           (18,772)        (50,003)        (35,364)       (160,804)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                 (20,738)        (53,394)        (39,141)       (170,910)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     134,615         188,009         219,483         390,393
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                          $113,877       $ 134,615        $180,342       $ 219,483
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                   $      3       $       2        $     --       $      (5)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                           2,140          11,548           2,572          19,235
     Reinvestment of Distributions                                              79             449             329           1,216
     Shares Redeemed                                                        (3,987)        (16,603)       (101,201)        (36,748)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions  (1,768)         (4,606)        (46,677)        (16,297)
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                            CORPORATE DAILY
                                                                                              INCOME FUND
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:                                                                        2/1/04-7/31/04     2/1/03-1/31/04
----------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                 $  2,808          $   6,481
   Net Realized Gain (Loss) on Investments                                                    (61)               176
   Net Change in Unrealized Depreciation of Investments                                    (1,720)              (755)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                          1,027              5,902
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                   (3,195)            (7,350)
   Net Realized Gains                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                       (3,195)            (7,350)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                          215,056            395,806
     Reinvestment of Dividends & Distributions                                              2,420              5,211
     Cost of Shares Redeemed                                                             (165,778)          (458,037)
----------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                           51,698            (57,020)
----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                 49,530            (58,468)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                    293,816            352,284
----------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                         $343,346          $ 293,816
----------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                                  $      1          $       4
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                        106,755            195,339
     Reinvestment of Distributions                                                          1,202              2,574
     Shares Redeemed                                                                      (82,309)          (226,173)
----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                 25,648            (28,260)
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   31

Financial Highlights

For the six months ended July 31, 2004 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS B
   2004*                   $1.00          $ --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS C
   2004*                   $1.00          $ --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   SWEEP CLASS
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)
GOVERNMENT FUND
   CLASS A
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS B
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS C
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)



-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Ratio of
                                                                                     Ratio of Net           Expenses
                                                                         Ratio of      Investment         to Average
                       Net Asset                     Net Assets          Expenses          Income         Net Assets
                      Value, End         Total    End of Period        to Average      to Average         (Excluding
                       of Period       Return+    ($ Thousands)        Net Assets      Net Assets           Waivers)
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2004*                   $1.00          0.49%        $494,737              0.18%           0.99%              0.62%
   2004                     1.00          1.04          603,798              0.18            1.05               0.62
   2003                     1.00          1.61          581,097              0.18            1.59               0.63
   2002                     1.00          3.70          419,783              0.18            3.90               0.63
   2001                     1.00          6.49          741,949              0.18            6.39               0.64
   2000                     1.00          5.19          264,423              0.18            4.97               0.65
   CLASS B
   2004*                   $1.00          0.34%        $131,207              0.48%           0.69%              0.67%
   2004                     1.00          0.74          124,401              0.48            0.74               0.67
   2003                     1.00          1.31          159,389              0.48            1.30               0.68
   2002                     1.00          3.39          197,280              0.48            3.27               0.68
   2001                     1.00          6.17          161,067              0.48            6.07               0.69
   2000                     1.00          4.87           33,839              0.48            4.91               0.71
   CLASS C
   2004*                   $1.00          0.24%        $169,804              0.68%           0.49%              0.87%
   2004                     1.00          0.54          200,467              0.68            0.55               0.87
   2003                     1.00          1.11          307,236              0.68            1.10               0.88
   2002                     1.00          3.19          407,312              0.68            3.02               0.88
   2001                     1.00          5.96          307,545              0.68            5.84               0.89
   2000                     1.00          4.66          179,565              0.68            4.61               0.91
   SWEEP CLASS
   2004*                   $1.00          0.12%        $ 82,583              0.93%           0.24%              1.12%
   2004                     1.00          0.29           87,791              0.93            0.30               1.12
   2003                     1.00          0.85          149,729              0.93            0.85               1.13
   2002                     1.00          2.93          177,857              0.93            2.92               1.13
   2001                     1.00          5.70          219,802              0.93            5.63               1.14
   2000                     1.00          4.40           26,342              0.93            4.44               1.16
GOVERNMENT FUND
   CLASS A
   2004*                   $1.00          0.46%        $428,847              0.20%           0.94%              0.53%
   2004                     1.00          1.00          329,940              0.20            0.99               0.53
   2003                     1.00          1.53          370,142              0.20            1.51               0.53
   2002                     1.00          3.64          402,096              0.20            3.42               0.53
   2001                     1.00          6.37          254,143              0.20            6.21               0.54
   2000                     1.00          5.12          206,481              0.20            5.00               0.55
   CLASS B
   2004*                   $1.00          0.31%        $137,272              0.50%           0.62%              0.58%
   2004                     1.00          0.69          240,491              0.50            0.70               0.58
   2003                     1.00          1.23          258,488              0.50            1.20               0.58
   2002                     1.00          3.33          217,957              0.50            3.00               0.58
   2001                     1.00          6.05           90,343              0.50            5.92               0.59
   2000                     1.00          4.81           64,616              0.50            4.74               0.60
   CLASS C
   2004*                   $1.00          0.21%        $111,934              0.70%           0.43%              0.78%
   2004                     1.00          0.49          105,763              0.70            0.50               0.78
   2003                     1.00          1.02          138,864              0.70            1.02               0.78
   2002                     1.00          3.13          151,256              0.70            2.90               0.78
   2001                     1.00          5.84          104,452              0.70            5.73               0.79
   2000                     1.00          4.60           60,328              0.70            4.53               0.80


--------------------------------------------------------------------------------
32                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004





-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05           (0.05)             (0.05)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)
GOVERNMENT II FUND
   CLASS A
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS B
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS C
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)
PRIME OBLIGATION FUND
   CLASS A
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)


-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Ratio of
                                                                                     Ratio of Net           Expenses
                                                                         Ratio of      Investment         to Average
                       Net Asset                     Net Assets          Expenses          Income         Net Assets
                      Value, End         Total    End of Period        to Average      to Average         (Excluding
                       of Period       Return+    ($ Thousands)        Net Assets      Net Assets           Waivers)
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2004*                   $1.00          0.10%      $   30,129              0.94%           0.19%              1.03%
   2004                     1.00          0.25           46,254              0.95            0.25               1.03
   2003                     1.00          0.77           52,423              0.95            0.77               1.03
   2002                     1.00          2.87           71,277              0.95            2.67               1.03
   2001                     1.00          5.57           47,477              0.95            5.47               1.04
   2000                     1.00          4.34           22,547              0.95            4.42               1.05
GOVERNMENT II FUND
   CLASS A
   2004*                   $1.00          0.44%      $  537,002              0.20%           0.89%              0.48%
   2004                     1.00          0.96          568,888              0.20            0.96               0.47
   2003                     1.00          1.50          669,654              0.20            1.49               0.48
   2002                     1.00          3.63          688,112              0.20            3.63               0.48
   2001                     1.00          6.31          910,748              0.20            6.14               0.49
   2000                     1.00          5.05          793,640              0.20            4.93               0.49
   CLASS B
   2004*                   $1.00          0.29%      $  197,133              0.50%           0.59%              0.53%
   2004                     1.00          0.66          201,085              0.50            0.66               0.52
   2003                     1.00          1.20          174,496              0.50            1.19               0.53
   2002                     1.00          3.32          164,741              0.50            3.21               0.53
   2001                     1.00          5.99          140,408              0.50            5.88               0.54
   2000                     1.00          4.74           82,771              0.50            4.65               0.54
   CLASS C
   2004*                   $1.00          0.19%      $   40,524              0.70%           0.39%              0.73%
   2004                     1.00          0.46           46,853              0.70            0.46               0.72
   2003                     1.00          1.00           54,860              0.70            1.00               0.73
   2002                     1.00          3.11           80,415              0.70            2.84               0.73
   2001                     1.00          5.78           56,011              0.70            5.67               0.74
   2000                     1.00          4.53           44,019              0.70            4.40               0.74
PRIME OBLIGATION FUND
   CLASS A
   2004*                   $1.00          0.48%      $2,837,329              0.20%           0.96%              0.48%
   2004                     1.00          1.02        3,235,847              0.20            1.02               0.48
   2003                     1.00          1.58        3,527,722              0.20            1.56               0.48
   2002                     1.00          3.70        3,989,778              0.20            3.72               0.48
   2001                     1.00          6.46        5,113,420              0.20            6.25               0.49
   2000                     1.00          5.25        5,486,642              0.20            5.16               0.49

   Amounts designated as "--" are $0 or have been rounded to $0.
     + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1) Per share calculations were performed using average shares.
   (2) Amount represents less than $0.01 per share.


   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   33




Financial Highlights


For the six months ended July 31, 2004 (Unaudited) and for the periods ended January 31
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS C
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS H
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001(3)                  1.00          0.04               --              0.04           (0.04)             (0.04)
   SWEEP CLASS
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)
TREASURY FUND
   CLASS A
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS B
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS C
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)

-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Ratio of
                                                                                     Ratio of Net           Expenses
                                                                         Ratio of      Investment         to Average
                       Net Asset                     Net Assets          Expenses          Income         Net Assets
                      Value, End         Total    End of Period        to Average      to Average         (Excluding
                       of Period       Return+    ($ Thousands)        Net Assets      Net Assets           Waivers)
-----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2004*                   $1.00          0.33%        $648,651              0.50%           0.66%              0.53%
   2004                     1.00          0.72          572,097              0.50            0.72               0.53
   2003                     1.00          1.28          776,902              0.50            1.26               0.53
   2002                     1.00          3.39          676,475              0.50            3.21               0.53
   2001                     1.00          6.14          473,294              0.50            6.01               0.54
   2000                     1.00          4.93          347,215              0.50            4.84               0.54
   CLASS C
   2004*                   $1.00          0.23%        $783,048              0.70%           0.46%              0.73%
   2004                     1.00          0.52          864,829              0.70            0.52               0.73
   2003                     1.00          1.07          929,285              0.70            1.07               0.73
   2002                     1.00          3.18          946,967              0.70            3.07               0.73
   2001                     1.00          5.93          809,989              0.70            5.81               0.74
   2000                     1.00          4.72          501,789              0.70            4.68               0.74
   CLASS H
   2004*                   $1.00          0.26%        $ 37,398              0.63%           0.53%              0.66%
   2004                     1.00          0.59           36,023              0.63            0.59               0.66
   2003                     1.00          1.15           44,327              0.63            1.13               0.66
   2002                     1.00          3.25           29,412              0.63            2.89               0.65
   2001(3)                  1.00          3.94            9,591              0.63            5.90               0.67
   SWEEP CLASS
   2004*                   $1.00          0.11%        $ 36,931              0.95%           0.21%              0.98%
   2004                     1.00          0.27           37,399              0.95            0.28               0.98
   2003                     1.00          0.82           56,968              0.95            0.83               0.98
   2002                     1.00          2.92           76,982              0.95            2.88               0.98
   2001                     1.00          5.67           68,954              0.95            5.61               0.99
   2000                     1.00          4.46           14,423              0.95            4.49               0.99
TREASURY FUND
   CLASS A
   2004*                   $1.00          0.44%        $232,480              0.20%           0.87%              0.53%
   2004                     1.00          0.96          264,544              0.20            0.92               0.53
   2003                     1.00          1.51          147,129              0.20            1.50               0.54
   2002                     1.00          3.48          221,636              0.20            3.30               0.53
   2001                     1.00          6.24          126,044              0.20            6.06               0.55
   2000                     1.00          4.93          196,282              0.20            4.77               0.56
   CLASS B
   2004*                   $1.00          0.29%        $203,635              0.50%           0.57%              0.58%
   2004                     1.00          0.66          325,687              0.50            0.65               0.58
   2003                     1.00          1.21          319,991              0.50            1.19               0.59
   2002                     1.00          3.18          316,896              0.50            3.11               0.58
   2001                     1.00          5.92          308,688              0.50            5.79               0.60
   2000                     1.00          4.62          159,042              0.50            4.55               0.61
   CLASS C
   2004*                   $1.00          0.19%        $ 87,396              0.70%           0.37%              0.78%
   2004                     1.00          0.46          109,647              0.70            0.45               0.78
   2003                     1.00          1.01          103,015              0.70            0.98               0.79
   2002                     1.00          2.97           97,755              0.70            2.86               0.78
   2001                     1.00          5.71           99,816              0.70            5.56               0.80
   2000                     1.00          4.41          115,471              0.70            4.34               0.81



--------------------------------------------------------------------------------
34                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004





-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05           (0.05)             (0.05)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)
TREASURY II FUND
   CLASS A
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   2000                     1.00          0.05               --              0.05           (0.05)             (0.05)
   CLASS B
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05           (0.05)             (0.05)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)
   CLASS C
   2004*                   $1.00         $  --(1)          $ --(1)          $  --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05           (0.05)             (0.05)
   2000                     1.00          0.04               --              0.04           (0.04)             (0.04)

-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Ratio of
                                                                                     Ratio of Net           Expenses
                                                                         Ratio of      Investment         to Average
                       Net Asset                     Net Assets          Expenses          Income         Net Assets
                      Value, End         Total    End of Period        to Average      to Average         (Excluding
                       of Period       Return+    ($ Thousands)        Net Assets      Net Assets           Waivers)
-----------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2004*                   $1.00          0.09%        $110,752              0.90%           0.18%              0.98%
   2004                     1.00          0.23           95,679              0.92            0.22               1.03
   2003                     1.00          0.76          102,257              0.95            0.75               1.04
   2002                     1.00          2.71          119,263              0.95            2.61               1.03
   2001                     1.00          5.45          110,640              0.95            5.33               1.05
   2000                     1.00          4.15           82,785              0.95            4.08               1.06
TREASURY II FUND
   CLASS A
   2004*                   $1.00          0.38%        $299,380              0.25%           0.75%              0.53%
   2004                     1.00          0.81          269,200              0.25            0.80               0.53
   2003                     1.00          1.42          410,954              0.25            1.42               0.53
   2002                     1.00          3.35          556,201              0.25            3.20               0.53
   2001                     1.00          5.86          406,003              0.25            5.70               0.54
   2000                     1.00          4.60          379,179              0.25            4.49               0.54
   CLASS B
   2004*                   $1.00          0.23%        $116,277              0.55%           0.45%              0.58%
   2004                     1.00          0.51          160,859              0.55            0.51               0.58
   2003                     1.00          1.12          210,421              0.55            1.08               0.58
   2002                     1.00          3.05          133,310              0.55            2.94               0.58
   2001                     1.00          5.55           98,111              0.55            5.40               0.59
   2000                     1.00          4.30           75,755              0.55            4.23               0.59
   CLASS C
   2004*                   $1.00          0.13%        $ 80,492              0.75%           0.25%              0.78%
   2004                     1.00          0.31           58,424              0.75            0.30               0.78
   2003                     1.00          0.91           92,554              0.75            0.90               0.78
   2002                     1.00          2.84          109,581              0.75            2.71               0.78
   2001                     1.00          5.33           90,640              0.75            5.30               0.79
   2000                     1.00          4.08           34,405              0.75            4.06               0.79

   Amounts designated as "--" are $0 or have been rounded to $0.
     +  Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1)  Per share calculations were performed using average shares.
   (2)  Amount represents less than $0.01 per share.
   (3)  Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios and total return for that period have been annualized.

   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   35

Financial Highlights


For the six months ended July 31, 2004 (Unaudited) and for the periods ended January 31
For a Share Outstanding Throughout the Years
------------------------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and                                    Distributions
                       Net Asset                     Unrealized                         Dividends           from           Total
                          Value,           Net            Gains             Total        from Net       Realized       Dividends
                       Beginning    Investment         (Losses)              from      Investment        Capital             and
                       of Period        Income    on Securities        Operations          Income          Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2004*                  $10.35        $ 0.10(1)        $(0.08)(1)        $ 0.02          $(0.12)        $   --          $(0.12)
   2004                    10.46          0.22(1)         (0.06)(1)          0.16           (0.27)            --           (0.27)
   2003                    10.30          0.32             0.21              0.53           (0.34)         (0.03)          (0.37)
   2002                    10.15          0.47             0.16              0.63           (0.48)            --           (0.48)
   2001                     9.87          0.60             0.28              0.88           (0.60)            --           (0.60)
   2000                    10.16          0.51            (0.29)             0.22           (0.51)            --           (0.51)
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2004*                  $10.64        $ 0.15(1)        $(0.17)(1)        $(0.02)         $(0.16)        $   --          $(0.16)
   2004                    10.89          0.31(1)          0.01(1)           0.32           (0.33)         (0.24)          (0.57)
   2003                    10.40          0.42             0.51              0.93           (0.44)            --           (0.44)
   2002                    10.22          0.54             0.18              0.72           (0.54)            --           (0.54)
   2001                     9.62          0.56             0.60              1.16           (0.56)            --           (0.56)
   2000                    10.24          0.54            (0.62)            (0.08)          (0.54)            --           (0.54)
GNMA FUND
   CLASS A
   2004*                  $ 9.86        $ 0.18(1)        $(0.12)(1)         $0.06          $(0.24)        $   --          $(0.24)
   2004                    10.13          0.30(1)         (0.09)(1)          0.21           (0.48)            --           (0.48)
   2003                     9.91          0.44             0.31              0.75           (0.53)            --           (0.53)
   2002                     9.78          0.55             0.14              0.69           (0.56)            --           (0.56)
   2001                     9.20          0.62             0.58              1.20           (0.62)            --           (0.62)
   2000                     9.91          0.60            (0.71)            (0.11)          (0.60)            --           (0.60)
CORPORATE DAILY INCOME FUND
   CLASS A
   2004*                  $ 2.02        $ 0.02(1)        $(0.01)(1)         $0.01          $(0.02)        $   --          $(0.02)
   2004                     2.03          0.04(1)         (0.01)(1)          0.03           (0.04)            --           (0.04)
   2003                     2.03          0.06               --              0.06           (0.06)         (0.00)(2)       (0.06)
   2002                     2.01          0.10             0.02              0.12           (0.10)            --           (0.10)
   2001                     1.97          0.12             0.04              0.16           (0.12)            --           (0.12)
   2000                     2.00          0.10            (0.03)             0.07           (0.10)            --           (0.10)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Ratio of
                                                                                     Ratio of Net       Expenses
                                                                         Ratio of      Investment     to Average
                       Net Asset                     Net Assets          Expenses          Income     Net Assets       Portfolio
                      Value, End         Total    End of Period        to Average      to Average     (Excluding        Turnover
                       of Period       Return+    ($ Thousands)        Net Assets      Net Assets       Waivers)            Rate
------------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2004*                  $10.25          0.19%        $269,550              0.45%           1.92%          0.75%             28%
   2004                    10.35          1.55          289,986              0.45            2.07           0.72             117
   2003                    10.46          5.29          318,046              0.45            2.92           0.73             125
   2002                    10.30          6.28          150,993              0.45            4.58           0.72              84
   2001                    10.15          9.14           99,495              0.45            5.94           0.74              79
   2000                     9.87          2.22           97,545              0.45            5.08           0.74             102
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2004*                  $10.46         (0.22)%       $113,877              0.50%           2.78%          0.73%             18%
   2004                    10.64          2.98          134,615              0.50            2.89           0.72             154
   2003                    10.89          9.12          188,009              0.50            3.92           0.73              57
   2002                    10.40          7.19          119,335              0.50            5.17           0.72              50
   2001                    10.22         12.42           84,523              0.50            5.67           0.73              41
   2000                     9.62         (0.77)         114,538              0.50            5.47           0.73              31
GNMA FUND
   CLASS A
   2004*                  $ 9.68          0.64%        $180,342              0.60%           3.66%          0.71%             41%
   2004                     9.86          2.16          219,483              0.60            2.97           0.69             145
   2003                    10.13          7.73          390,393              0.60            4.12           0.70             146
   2002                     9.91          7.22          234,747              0.60            5.50           0.69             108
   2001                     9.78         13.44           88,403              0.60            6.52           0.71              81
   2000                     9.20         (1.18)          84,006              0.60            6.21           0.71              29
CORPORATE DAILY INCOME FUND
   CLASS A
   2004*                  $ 2.01          0.50%        $343,346              0.35%           1.75%          0.74%             32%
   2004                     2.02          1.61          293,816              0.35            1.84           0.73              68
   2003                     2.03          3.35          352,284              0.35            2.81           0.73              76
   2002                     2.03          6.08          167,901              0.35            4.74           0.72              75
   2001                     2.01          8.45          114,536              0.35            6.10           0.73              68
   2000                     1.97          3.77          114,118              0.35            5.27           0.74              71

   Amounts designated as "--" are $0 or have been rounded to $0.
     +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1)  Per share calculations were performed using average shares.
   (2)  Amount represents less than $0.01 per share.

   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
36                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements (Unaudited)


1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund", collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income (each a "Fund", collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recently quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on July 31, 2004, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class-specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative net assets.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   37

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH
   AFFILIATES

ADMINISTRATION AGREEMENT -- SEI Investments Fund Management (the
"Administrator") provides management, administrative, and shareholder services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                        .33%
   Government                                               .24%
   Government II                                            .19%
   Prime Obligation                                         .19%
   Treasury                                                 .24%
   Treasury II                                              .24%
   Short-Duration Government                                .35%
   Intermediate-Duration Government                         .35%
   GNMA                                                     .32%
   Corporate Daily Income                                   .35%

However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.
-------------------------------------------------------------------------------
               Money                            Prime
              Market    Gov't   Gov't II   Obligation    Treasury   Treasury II
-------------------------------------------------------------------------------
Class A         .18%     .20%       .20%         .20%        .20%         .25%
Class B         .48%     .50%       .50%         .50%        .50%         .55%
Class C         .68%     .70%       .70%         .70%        .70%         .75%
Class H          N/A      N/A        N/A         .63%         N/A          N/A
Sweep Class     .93%     .95%         *          .95%        .95%           *

*Not currently operational
--------------------------------------------------------------------------------
                               Short-   Intermediate-                Corporate
                             Duration        Duration                    Daily
                           Government      Government        GNMA       Income
--------------------------------------------------------------------------------
Class A                          .45%            .50%        .60%         .35%




DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
--------------------------------------------------------------------------------
                                                  Adminis-
                                  Shareholder      trative
                                    Servicing      Service    Distribution
                                         Fees         Fees           Fees*
--------------------------------------------------------------------------------
Money Market
  Class A                                .25%          --              --
  Class B                                .25%         .05%             --
  Class C                                .25%         .25%             --
  Sweep Class                            .25%          --             .50%
Government
  Class A                                .25%
  Class B                                .25%         .05%             --
  Class C                                .25%         .25%             --
  Sweep Class                            .25%          --             .50%
Government II
  Class A                                .25%          --              --
  Class B                                .25%         .05%             --
  Class C                                .25%         .25%             --
Prime Obligation
  Class A                                .25%          --              --
  Class B                                .25%         .05%             --
  Class C                                .25%         .25%             --
  Class H                                .25%         .18%             --
  Sweep Class                            .25%          --             .50%
Treasury
  Class A                                .25%          --              --
  Class B                                .25%         .05%             --
  Class C                                .25%         .25%             --
  Sweep Class                            .25%          --             .50%
Treasury II
  Class A                                .25%          --              --
  Class B                                .25%         .05%             --
  Class C                                .25%         .25%             --
Short-Duration Government -- Class A     .25%          --              --
Intermediate-Duration
  Government -- Class A                  .25%          --              --
GNMA -- Class A                          .25%          --              --
Corporate Daily Income -- Class A        .25%          --              --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.


--------------------------------------------------------------------------------
38                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.


4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENTS

A special meeting of shareholders was held on January 9, 2003 for the Government II, Treasury and Treasury II Funds and on February 21, 2003 for the Money Market, Prime Obligation and Government Funds to (i) approve a "manager of managers" structure for each Fund and (ii) approve SEI Investments Management Corporation ("SIMC") as the Funds' investment adviser, and to approve an investment advisory agreement with SIMC.

Effective March 17, 2003, SIMC serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Effective March 17, 2003, pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP") as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund.

Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company LLP, ("Wellington LLP") serves as Investment Adviser to the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with SIMC.

Under an Investment Advisory Agreement dated August 4, 1993, Wellington LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Fund's average daily net assets up to $500 million, ..075% of the next $500 million and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with SIMC.

Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2004, were as follows for the Fixed Income Funds:
--------------------------------------------------------------------------------
                          Short-   Intermediate-                      Corporate
                        Duration        Duration                          Daily
                      Government      Government            GNMA         Income
                            Fund            Fund            Fund           Fund
                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government         $ 58,310         $21,194          81,854        $28,468
Other                     10,060               0               0         52,888

SALES
U.S. Government         $109,114         $37,882        $116,554        $56,561
Other                        874               0               0         45,875


6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.


Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the periods that the differences arise.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   39

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


The tax character of dividends and distributions during the last two fiscal years was as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                 Ordinary          Long-term
                                                   Income       Capital Gain                Total
                                            ($ Thousands)      ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       2004      $ 8,403             $  --               $ 8,403
                                        2003       16,466                --                16,466
Government Fund                         2004        6,104                --                 6,104
                                        2003       10,744                --                10,744
Government II Fund                      2004        7,755                --                 7,755
                                        2003       13,096                --                13,096
Prime Obligation Fund                   2004       43,002                --                43,002
                                        2003       73,686                --                73,686
Treasury Fund                           2004        4,981                --                 4,981
                                        2003        8,867                --                 8,867
Treasury II Fund                        2004        4,636                --                 4,636
                                        2003        9,381                --                 9,381
Short-Duration Government Fund          2004        8,882                --                 8,882
                                        2003        7,628               482                 8,110
Intermediate-Duration Government Fund   2004        5,064             2,821                 7,885
                                        2003        6,611                --                 6,611
GNMA Fund                               2004       15,863                --                15,863
                                        2003       16,011                --                16,011
Corporate Daily Income Fund             2004        7,350                --                 7,350
                                        2003        6,999               302                 7,301

As of January 31, 2004 the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                  Undistributed      Undistributed           Capital            Post-        Unrealized
                                       Ordinary          Long Term              Loss          October      Appreciation
                                         Income       Capital Gain     Carryforwards           Losses    (Depreciation)
                                  ($ Thousands)      ($ Thousands)     ($ Thousands)    ($ Thousands)     ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                           $--                 --           $    (4)           $  --            $   --
Government Fund                              --                 --               (15)              --                --
Government II Fund                           --                 --              (110)              --                --
Prime Obligation Fund                        12                 --               (72)              --                --
Treasury Fund                                --                 --               (66)              --                --
Treasury II Fund                             44                 --              (208)              --                --
Short-Duration Government Fund               (6)                --              (899)            (386)            1,197
Intermediate-Duration Government Fund         2                 78                --               --               941
GNMA Fund                                    (5)                --            (9,551)              --             5,439
Corporate Daily Income Fund                   4                 --              (999)            (379)              987




--------------------------------------------------------------------------------
40                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

At January 31, 2004, the following funds had capital loss carryforwards to offset future realized capital gains:
------------------------------------------------------------------------------
                                               Amount              Expiration
                                        ($ Thousands)                    Date
------------------------------------------------------------------------------
Money Market Fund                              $    4              01/31/2010

Government Fund                                     5              01/31/2006
                                                    5              01/31/2010
                                                    5              01/31/2011

Government II Fund                                 69              01/31/2005
                                                   38              01/31/2006
                                                    3              01/31/2012

Prime Obligation Fund                              27              01/31/2010
                                                   43              01/31/2011
                                                    2              01/31/2012

Treasury Fund                                      65              01/31/2011
                                                    1              01/31/2012

Treasury II Fund                                  148              01/31/2006
                                                   40              01/31/2010
                                                   20              01/31/2011

Short-Duration Government Fund                    899              01/31/2012

GNMA Fund                                         414              01/31/2005
                                                  238              01/31/2006
                                                  109              01/31/2008
                                                1,607              01/31/2009
                                                  776              01/31/2011
                                                6,407              01/31/2012

Corporate Daily Income Fund                       557              01/31/2011
                                                  442              01/31/2012


During the year ended January 31, 2004, the following funds utilized capital loss carryforwards to offset realized capital gains.
--------------------------------------------------------------------------------
                                                                        Amount
                                                                 ($ Thousands)
--------------------------------------------------------------------------------
Money Market Fund                                                      $    1
Government Fund                                                             1
Treasury II Fund                                                            2
Intermediate-Duration Government Fund                                   3,089

The GNMA Fund has a permanent book/tax difference due to the expiration of a capital loss carryforward. The GNMA Fund had $6,472,568 of capital losses which have expired as of January 31, 2004. The reclassification of the expired capital loss is reflected on page 39 in "Reclassification of components of net assets".

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2003 through January 31, 2004 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At July 31, 2004 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2004, were as follows:
-------------------------------------------------------------------------------
                                                                          Net
                             Federal   Appreciated   Depreciated   Unrealized
                            Tax Cost    Securities    Securities Appreciation
                       ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------
Short-Duration
   Government Fund          $267,877        $  773      $(1,455)       $ (682)
Intermediate-Duration
   Government Fund           113,368           441       (1,349)         (908)
GNMA Fund                    179,862         3,429         (439)        2,990
Corporate Daily
   Income Fund               328,161           511       (1,244)         (733)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   41

SEI DAILY INCOME TRUST -- July 31, 2004



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
42                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2004

                               BEGINNING         ENDING                 EXPENSE
                                ACCOUNT         ACCOUNT    ANNUALIZED     PAID
                                 VALUE           VALUE      EXPENSE      DURING
                                1/31/04         7/31/04      RATIOS      PERIOD*
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,004.00      0.18%      $0.90
Class B Shares                  1,000.00        1,001.01      0.48        2.39
Class C Shares                  1,000.00          999.01      0.68        3.39
Sweep Class Shares              1,000.00          996.57      0.93        4.63

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.96      0.18%      $0.91
Class B Shares                  1,000.00        1,022.45      0.48        2.42
Class C Shares                  1,000.00        1,021.44      0.68        3.42
Sweep Class Shares              1,000.00        1,020.18      0.93        4.68
--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,003.60      0.20%      $1.00
Class B Shares                  1,000.00        1,000.61      0.50        2.49
Class C Shares                  1,000.00          998.62      0.70        3.48
Sweep Class Shares              1,000.00          996.32      0.94        4.68

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.86      0.20%      $1.01
Class B Shares                  1,000.00        1,022.35      0.50        2.52
Class C Shares                  1,000.00        1,021.34      0.70        3.52
Sweep Class Shares              1,000.00        1,020.13      0.94        4.73
--------------------------------------------------------------------------------
GOVERNMENT II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,003.40      0.20%      $1.00
Class B Shares                  1,000.00        1,000.41      0.50        2.49
Class C Shares                  1,000.00          998.42      0.70        3.48

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.86      0.20%      $1.01
Class B Shares                  1,000.00        1,022.35      0.50        2.52
Class C Shares                  1,000.00        1,021.34      0.70        3.52
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,003.80      0.20%      $1.00
Class B Shares                  1,000.00        1,000.81      0.50        2.49
Class C Shares                  1,000.00          998.82      0.70        3.48
Class H Shares                  1,000.00          999.46      0.63        3.14
Sweep Class Shares              1,000.00          996.37      0.95        4.73

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.86      0.20%      $1.01
Class B Shares                  1,000.00        1,022.35      0.50        2.52
Class C Shares                  1,000.00        1,021.34      0.70        3.52
Class H Shares                  1,000.00        1,021.69      0.63        3.17
Sweep Class Shares              1,000.00        1,020.08      0.95        4.78
--------------------------------------------------------------------------------


                               BEGINNING        ENDING                  EXPENSE
                                 ACCOUNT        ACCOUNT    ANNUALIZED     PAID
                                  VALUE          VALUE      EXPENSE      DURING
                                1/31/04         7/31/04      RATIOS      PERIOD*
--------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,003.40      0.20%      $1.00
Class B Shares                  1,000.00        1,000.41      0.50        2.49
Class C Shares                  1,000.00          998.42      0.70        3.48
Sweep Class Shares              1,000.00          996.42      0.90        4.48

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.86      0.20%      $1.01
Class B Shares                  1,000.00        1,022.35      0.50        2.52
Class C Shares                  1,000.00        1,021.34      0.70        3.52
Sweep Class Shares              1,000.00        1,020.33      0.90        4.53
--------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,002.55      0.25%      $1.25
Class B Shares                  1,000.00          999.56      0.55        2.74
Class C Shares                  1,000.00          997.57      0.75        3.73

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.60      0.25%      $1.26
Class B Shares                  1,000.00        1,022.09      0.55        2.77
Class C Shares                  1,000.00        1,021.09      0.75        3.78
--------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $  999.66      0.45%      $2.24

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,022.60      0.45%      $2.27
--------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $  995.32      0.50%      $2.48

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,022.35      0.50%      $2.52
--------------------------------------------------------------------------------
GNMA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,003.41      0.60%      $2.99

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,021.84      0.60%      $3.02
--------------------------------------------------------------------------------
CORPORATE DAILY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                 $1,000.00       $1,003.26      0.35%      $1.74

HYPOTHETICAL 5% RETURN
Class A Shares                 $1,000.00       $1,023.10      0.35%      $1.76

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2004                   43

Notes

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Jack McCue
VICE PRESIDENT

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation:
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

Wellington Management Company, LLP:
SHORT-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
GNMA FUND
CORPORATE DAILY INCOME FUND

SUB-ADVISORS
Banc of America Capital Management, LLC:
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[Background graphic omitted]



[SEI INVESTMENTS Logo Omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-022 (7/04)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        SEI Daily Income Trust


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    -----------------------------------
                                    Edward D. Loughlin, President & CEO

Date 09/22/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    -----------------------------------
                                    Edward D. Loughlin, President & CEO

Date 09/22/04


By (Signature and Title)*           /s/ Peter (Pedro) A. Rodriguez
                                    --------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date 09/22/04
* Print the name and title of each signing officer under his or her signature.